Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Australia - 8.5%
763,224	AGL Energy Ltd.	$10,717,204
393,912	Amcor Ltd.	4,475,365
202,923	Ansell Ltd.	3,823,472
420,714	AusNet Services	553,568
61,890	Australia & New Zealand Banking Group Ltd.	1,225,197
404,641	Bendigo & Adelaide Bank Ltd.	3,288,220
200,078	BHP Group Ltd.	5,779,059
667,477	Caltex Australia Ltd.	11,592,948
215,005	CIMIC Group Ltd.	6,754,886
657,466	Coca-Cola Amatil Ltd.	4,715,270
39,204	Cochlear Ltd.	5,690,459
110,109	Commonwealth Bank of Australia	6,396,327
44,437	CSL Ltd.	6,704,487
728,598	Dexus REIT	6,636,591
1,534,479	Evolution Mining Ltd.	4,694,938
1,285,754	GPT Group REIT	5,549,008
456,213	Insurance Australia Group Ltd.	2,644,418
32,127	Macquarie Group Ltd.	2,826,933
2,634,700	Mirvac Group REIT	5,787,059
88,454	Northern Star Resources Ltd.	723,146
1,260,681	Orora Ltd.	2,866,372
1,552,360	Qantas Airways Ltd.	5,882,590
11,096	Ramsay Health Care Ltd.	562,505
198,726	Rio Tinto Ltd.	14,469,951
3,136,536	Scentre Group REIT	8,452,086
284,137	Sonic Healthcare Ltd.	5,403,554
720,200	Stockland REIT	2,107,519
185,968	Suncorp Group Ltd.	1,757,876
2,992,941	Telstra Corp. Ltd.	8,086,140
3,671,095	Vicinity Centres REIT	6,311,667
1,792,312	Viva Energy Group Ltd.(1)	2,653,863
353,882	Washington H Soul Pattinson & Co., Ltd.	5,460,924
647,240	Wesfarmers Ltd.	16,423,895
398,172	Woolworths Group Ltd.	9,285,033

		190,302,530

	Austria - 0.3%
64,538	BAWAG Group AG*(1)	2,709,059
18,079	Lenzing AG(2)	2,017,661
21,908	Oesterreichische Post AG	737,238
17,935	OMV AG	875,185
57,545	UNIQA Insurance Group AG	537,037

		6,876,180

	Belgium - 1.6%
10,636	Ackermans & van Haaren N.V.	1,597,610
115,408	Ageas	6,007,514
25,919	bpost S.A.(2)	246,050
143,578	Colruyt S.A.	8,338,841
17,401	Elia System Operator S.A.	1,284,094
257,747	Proximus S.A.	7,608,100
27,419	Sofina S.A.	5,233,271
56,287	UCB S.A.	4,674,147

		34,989,627

	Canada - 11.4%
126,182	Alimentation Couche-Tard, Inc. Class B	7,957,650
185,966	Bank of Montreal	14,077,487
97,052	Bank of Nova Scotia	5,224,134
186,888	BCE, Inc.	8,520,977
153,253	Canadian Apartment Properties REIT	5,671,563
58,218	Canadian Imperial Bank of Commerce(2)	4,587,939
48,948	Canadian Tire Corp. Ltd. Class A(2)	5,344,481
158,613	Capital Power Corp.	3,659,600

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

162,373	CGI, Inc.*	$12,510,207
3,204	Constellation Software, Inc.	3,026,238
33,673	Emera, Inc.	1,378,873
468,279	Empire Co., Ltd. Class A	11,818,513
22,176	Fairfax Financial Holdings Ltd.	10,907,860
32,599	Fortis, Inc.	1,289,990
94,280	Genworth MI Canada, Inc.(2)	2,989,832
113,912	George Weston Ltd.	8,662,281
466,833	Great-West Lifeco, Inc.	10,771,008
176,236	Husky Energy, Inc.	1,673,686
533,490	Hydro One Ltd.(1)(2)	9,324,593
119,556	iA Financial Corp., Inc.*	4,880,135
93,504	Imperial Oil Ltd.	2,594,571
71,786	Intact Financial Corp.	6,648,205
121,052	Loblaw Cos., Ltd.	6,211,239
18,970	Magna International, Inc.	945,923
102,504	Manulife Financial Corp.	1,866,918
137,788	Metro, Inc.	5,181,483
26,748	National Bank of Canada	1,273,383
118,361	Norbord, Inc.(2)	2,940,117
29,189	Open Text Corp.	1,207,097
203,504	Parkland Fuel Corp.	6,470,703
335,822	Power Corp. of Canada	7,249,695
408,408	Power Financial Corp.	9,413,621
33,208	Quebecor, Inc. Class B	792,621
220,917	RioCan Real Estate Investment Trust REIT	4,393,827
168,113	Rogers Communications, Inc. Class B(2)	9,018,344
162,090	Royal Bank of Canada	12,908,901
83,910	Saputo, Inc.(2)	2,517,139
77,451	Shaw Communications, Inc. Class B	1,583,693
295,370	Sun Life Financial, Inc.	12,257,827
130,817	Suncor Energy, Inc.	4,089,439
29,133	TC Energy Corp.	1,447,342
196,988	TELUS Corp.	7,297,638
56,224	Thomson Reuters Corp.	3,624,199
48,355	Toromont Industries Ltd.	2,296,839
118,061	Toronto-Dominion Bank	6,913,356

		255,421,167

	China - 0.1%
1,313,500	Kerry Logistics Network Ltd.	2,363,880

	Denmark - 1.9%
32,183	Coloplast A/S Class B	3,642,562
17,853	GN Store Nord A/S	834,357
93,366	H. Lundbeck A/S	3,693,897
143,722	ISS A/S	4,344,115
251,999	Novo Nordisk A/S Class B	12,861,408
53,791	Orsted A/S(1)	4,658,494
9,659	Rockwool International A/S Class B	2,470,016
137,013	Topdanmark A/S	7,739,123
104,733	Tryg A/S	3,410,134

		43,654,106

	Finland - 0.8%
225,777	DNA Oyj	5,399,414
15,273	Elisa Oyj	746,329
23,453	Kesko Oyj Class B	1,306,569
65,397	Neste Oyj	2,222,308
4,152	Nordea Bank Abp	30,171
49,054	Orion Oyj Class B	1,800,455
81,316	Sampo Oyj Class A	3,843,012
100,971	Tieto Oyj(2)	2,996,530

		18,344,788

	France - 6.6%
28,508	Air Liquide S.A.	3,994,809
75,404	AXA S.A.	1,983,600

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

40,345	BioMerieux	$3,347,086
384,763	Bouygues S.A.	14,271,140
59,082	Cie de Saint-Gobain	2,306,111
97,162	Cie Generale des Etablissements Michelin SCA	12,342,798
379,360	CNP Assurances	8,623,026
13,648	Covivio REIT	1,430,673
32,089	Elior Group S.A.(1)	441,805
1,930	EssilorLuxottica S.A.	252,207
11,889	Eurazeo SE	829,953
39,577	Ipsen S.A.	5,408,437
6,775	Klepierre S.A. REIT(2)	227,449
143,346	Korian S.A.	5,462,094
7,409	L’Oreal S.A.	2,113,562
390,814	Lagardere SCA	10,191,854
13,375	Nexity S.A.	578,795
449,298	Orange S.A.	7,094,176
16,318	Peugeot S.A.	402,692
50,808	Rubis SCA	2,865,236
14,764	Safran S.A.	2,166,387
110,018	Sanofi	9,510,653
13,667	Sartorius Stedim Biotech	2,158,725
365,621	SCOR SE	16,055,202
89,848	Societe BIC S.A.(2)	6,860,485
34,740	Sodexo S.A.	4,066,966
484,125	Suez	6,996,273
37,939	Thales S.A.	4,694,218
221,653	TOTAL S.A.	12,437,923

		149,114,335

	Germany - 6.4%
86,027	1&1 Drillisch AG	2,872,409
36,446	Allianz SE	8,799,001
1,143,129	Aroundtown S.A.	9,432,812
24,244	BASF SE	1,764,772
6,316	Bayerische Motoren Werke AG	468,170
37,477	Carl Zeiss Meditec AG	3,702,388
126,622	Covestro AG(1)	6,447,056
612,161	Deutsche Telekom AG	10,604,729
20,281	Deutsche Wohnen SE	745,308
94,133	DWS Group GmbH & Co. KGaA(1)	3,299,576
132,530	Evonik Industries AG	3,865,195
51,405	Hannover Rueck SE	8,324,393
6,836	Hochtief AG	833,756
10,610	Krones AG	857,266
23,627	LEG Immobilien AG	2,669,119
156,817	Merck KGaA	16,422,517
992,142	Metro AG	18,162,366
24,821	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,238,343
317,418	Siemens Healthineers AG(1)	13,414,365
124,208	Suedzucker AG	2,106,162
241,910	TAG Immobilien AG*	5,597,900
145,530	Talanx AG*	6,314,299
703,601	Telefonica Deutschland Holding AG	1,968,699
156,185	TLG Immobilien AG	4,579,986
98,293	Vonovia SE	4,701,317

		144,191,904

	Hong Kong - 4.3%
5,023,688	Champion REIT	4,186,139
1,241,720	Chow Tai Fook Jewellery Group Ltd.	1,350,991
626,980	CLP Holdings Ltd.	6,917,847
605,033	Dairy Farm International Holdings Ltd.	4,325,986
180,810	Hang Seng Bank Ltd.	4,501,446
4,681,609	HK Electric Investments & HK Electric Investments Ltd.	4,793,968
63,800	Hong Kong & China Gas Co., Ltd.	141,442
943,784	Hongkong Land Holdings Ltd.	6,077,969
68,126	Jardine Matheson Holdings Ltd.	4,293,300

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

67,985	Jardine Strategic Holdings Ltd.	$2,592,268
973,688	Link REIT	11,964,678
1,177,000	NWS Holdings Ltd.	2,419,535
9,845,575	PCCW Ltd.	5,683,654
1,250,000	Sino Land Co., Ltd.	2,096,000
106,000	Sun Hung Kai Properties Ltd.	1,797,760
477,500	Swire Pacific Ltd. Class A	5,867,520
642,600	Swire Properties Ltd.	2,595,076
383,735	VTech Holdings Ltd.	3,433,354
7,107,292	WH Group Ltd.(1)	7,205,088
811,000	Wharf Holdings Ltd.	2,148,826
481,000	Wharf Real Estate Investment Co., Ltd.	3,389,318
2,930,111	Yue Yuen Industrial Holdings Ltd.	8,026,160

		95,808,325

	Ireland - 0.7%
207,182	Glanbia plc	3,373,927
66,874	ICON plc*	10,296,590
16,897	Kerry Group plc Class A	2,020,442

		15,690,959

	Israel - 2.4%
284,064	Bank Hapoalim BM	2,107,452
1,278,965	Bank Leumi Le-Israel BM	9,237,537
10,404,108	Bezeq The Israeli Telecommunication Corp. Ltd.	7,876,265
1,137,527	Delek Drilling L.P.	3,396,746
794,365	Israel Chemicals Ltd.	4,162,757
7,412	Israel Corp. Ltd.*	1,797,850
2,516,946	Israel Discount Bank Ltd. Class A	10,282,178
517,814	Mizrahi Tefahot Bank Ltd.	11,944,472
49,583	Taro Pharmaceutical Industries Ltd.	4,235,380

		55,040,637

	Italy - 2.5%
1,516,126	A2A S.p.A.	2,634,738
192,433	Assicurazioni Generali S.p.A.	3,629,004
16,716	DiaSorin S.p.A.	1,943,595
636,220	Enel S.p.A.	4,448,599
716,536	Eni S.p.A.	11,918,372
1,166,129	Italgas S.p.A.	7,845,754
842,150	Pirelli & C. S.p.A.(1)(2)	4,985,094
653,812	Poste Italiane S.p.A.(1)	6,894,638
100,617	Recordati S.p.A.	4,200,601
3,277,059	UnipolSai Assicurazioni S.p.A.	8,430,399

		56,930,794

	Japan - 20.8%
47,705	ABC-Mart, Inc.	3,108,308
259,259	Aeon Co., Ltd.	4,454,134
157,182	Alfresa Holdings Corp.	3,877,759
149,341	ANA Holdings, Inc.	4,945,690
166,588	Aozora Bank Ltd.	3,998,483
139,594	Asahi Kasei Corp.	1,488,061
452,265	Astellas Pharma, Inc.	6,443,538
151,000	Azbil Corp.	3,688,806
139,259	Bandai Namco Holdings, Inc.	6,760,020
60,687	Benesse Holdings, Inc.	1,412,688
229,897	Bic Camera, Inc.	2,257,574
311,093	Bridgestone Corp.(2)	12,248,529
178,297	Canon Marketing Japan, Inc.	3,887,318
298,203	Canon, Inc.(2)	8,707,505
1,203,064	Citizen Watch Co., Ltd.(2)	6,174,999
251,200	Dai Nippon Printing Co., Ltd.	5,353,213
112,937	Dai-ichi Life Holdings, Inc.	1,703,384
100,000	Daicel Corp.	889,178
23,500	Daiichikosho Co., Ltd.	1,092,770
1,374,117	Daiwa Securities Group, Inc.	6,021,168

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

53,700	FamilyMart UNY Holdings Co., Ltd.	$1,281,942
273,220	FUJIFILM Holdings Corp.	13,853,730
54,248	Fujitsu Ltd.	3,782,355
223,100	Hakuhodo DY Holdings, Inc.	3,756,297
305,300	Haseko Corp.	3,088,704
141,900	Heiwa Corp.(2)	2,914,653
12,293	Hikari Tsushin, Inc.	2,680,180
11,600	HIS Co., Ltd.	288,654
101,873	Hitachi Ltd.	3,733,957
311,500	Hitachi Metals Ltd.	3,518,614
43,334	Hitachi Transport System Ltd.	1,407,732
294,200	Honda Motor Co., Ltd.	7,604,854
65,721	Hoya Corp.	5,034,909
332,100	Iida Group Holdings Co., Ltd.	5,363,412
258,971	ITOCHU Corp.	4,952,754
409,093	Japan Airlines Co., Ltd.	13,073,206
177,400	Japan Post Bank Co., Ltd.	1,801,333
441,881	Japan Post Holdings Co., Ltd.	5,003,665
153,919	Japan Post Insurance Co., Ltd.	2,852,945
1,303,938	JXTG Holdings, Inc.	6,467,649
615,048	K’s Holdings Corp.	5,805,679
157,400	Kajima Corp.	2,159,246
121,749	Kaken Pharmaceutical Co., Ltd.	5,695,331
6,376	Kaneka Corp.	239,677
70,800	Kansai Electric Power Co., Inc.	811,236
299,900	Kansai Mirai Financial Group, Inc.	1,920,652
258,751	KDDI Corp.	6,588,856
285,700	Kinden Corp.	4,378,046
1,155,388	Konica Minolta, Inc.	11,249,323
102,193	Kuraray Co., Ltd.(2)	1,220,739
445,000	Kyushu Railway Co.	12,969,185
95,722	Lawson, Inc.	4,593,306
107,600	Marubeni Corp.	712,073
57,100	Maruichi Steel Tube Ltd.	1,586,229
219,300	Mazda Motor Corp.	2,288,870
1,199,300	Mebuki Financial Group, Inc.	3,127,931
275,350	Medipal Holdings Corp.	6,079,986
3,616	MEIJI Holdings Co., Ltd.	258,430
92,900	Mitsubishi Chemical Holdings Corp.	648,938
149,900	Mitsubishi Corp.	3,951,327
109,600	Mitsubishi Heavy Industries Ltd.	4,771,984
104,027	Mitsubishi Tanabe Pharma Corp.	1,158,645
53,600	Mitsui & Co., Ltd.	872,604
125,760	Mixi, Inc.	2,522,437
124,617	NEC Corp.	4,904,177
40,569	NH Foods Ltd.	1,737,757
274,675	Nihon Kohden Corp.	7,439,221
163,281	Nippo Corp.	3,217,427
184,068	Nippon Kayaku Co., Ltd.	2,215,855
193,453	Nippon Telegraph & Telephone Corp.	9,008,295
434,170	Nissan Motor Co., Ltd.	3,109,389
173,060	NTT Data Corp.	2,305,004
290,024	NTT DOCOMO, Inc.	6,763,368
208,800	Obayashi Corp.	2,056,217
153,400	ORIX Corp.	2,289,467
239,551	Osaka Gas Co., Ltd.	4,173,355
27,304	Otsuka Holdings Co., Ltd.(2)	891,042
192,900	Panasonic Corp.	1,607,082
357,566	Resona Holdings, Inc.	1,488,807
165,969	Ricoh Co., Ltd.	1,657,533
54,528	Rohto Pharmaceutical Co., Ltd.	1,479,858
165,700	Sankyo Co., Ltd.	5,998,051
119,368	Sawai Pharmaceutical Co., Ltd.(2)	6,448,132
45,200	Secom Co., Ltd.	3,890,707
76,008	Sega Sammy Holdings, Inc.	923,468
75,165	Sekisui Chemical Co., Ltd.	1,128,801

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

495,848	Sekisui House Ltd.	$8,171,321
143,489	Seven & I Holdings Co., Ltd.	4,858,436
264,000	SG Holdings Co., Ltd.	7,485,799
46,840	Shimamura Co., Ltd.	3,499,740
574,658	Skylark Holdings Co., Ltd.(2)	10,032,780
943,100	Sojitz Corp.	3,028,704
361,900	Sony Financial Holdings, Inc.	8,693,124
184,493	Subaru Corp.	4,484,752
15,617	Sugi Holdings Co., Ltd.	737,800
164,001	Sumitomo Dainippon Pharma Co., Ltd.	3,109,839
460,700	Sumitomo Electric Industries Ltd.	6,048,451
362,629	Sumitomo Forestry Co., Ltd.(2)	4,345,220
10,600	Sumitomo Mitsui Trust Holdings, Inc.	384,292
46,100	Sumitomo Rubber Industries Ltd.(2)	533,141
16,107	Suntory Beverage & Food Ltd.(2)	700,402
105,982	Suzuken Co., Ltd.	6,216,876
7,900	Suzuki Motor Corp.	371,316
45,800	Taisei Corp.	1,664,257
6,400	Taisho Pharmaceutical Holdings Co., Ltd.	491,257
252,200	Taiyo Nippon Sanso Corp.	5,355,797
26,100	Teijin Ltd.	445,013
8,800	Terumo Corp.	262,187
11,311	Toho Gas Co., Ltd.	416,262
193,400	Tokio Marine Holdings, Inc.	9,691,541
172,700	Tokyo Electric Power Co. Holdings, Inc.*	900,848
281,896	Tokyo Gas Co., Ltd.	6,639,234
37,919	Toyo Suisan Kaisha Ltd.	1,562,654
205,600	Toyota Boshoku Corp.	2,698,333
36,400	Toyota Motor Corp.	2,259,543
38,000	TS Tech Co., Ltd.	1,034,472
171,947	Tsumura & Co.	4,795,812
153,389	TV Asahi Holdings Corp.	2,474,384
41,549	West Japan Railway Co.	3,361,250
360,857	Yamada Denki Co., Ltd.	1,597,631
158,480	Yamazaki Baking Co., Ltd.	2,396,175
193,653	Zensho Holdings Co., Ltd.	3,936,329

		466,003,385

	Luxembourg - 0.4%
254,626	Grand City Properties S.A.	5,828,361
947,701	L’Occitane International S.A.	1,872,960
26,695	SES S.A.	418,004

		8,119,325

	Netherlands - 3.8%
223,635	Aegon N.V.	1,114,970
353,319	ASR Nederland N.V.	14,388,387
99,391	GrandVision N.V.(1)	2,313,532
552,421	Koninklijke Ahold Delhaize N.V.	12,442,286
66,207	Koninklijke DSM N.V.	8,195,606
278,205	NN Group N.V.	11,215,427
68,698	Randstad N.V.	3,778,669
439,210	Royal Dutch Shell plc Class A	14,379,829
397,815	Signify N.V.(1)	11,778,829
63,879	Wolters Kluwer N.V.	4,657,162

		84,264,697

	New Zealand - 0.8%
1,000,117	Air New Zealand Ltd.	1,780,080
331,339	Contact Energy Ltd.	1,780,350
614,553	Fisher & Paykel Healthcare Corp. Ltd.	6,381,338
138,872	Meridian Energy Ltd.	443,049
1,082,928	Spark New Zealand Ltd.*(2)	2,895,389
1,109,752	Z Energy Ltd.(2)	4,710,706

		17,990,912

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

	Norway - 1.0%
176,186	Austevoll Seafood ASA	$1,850,500
125,979	Entra ASA(1)	1,935,627
287,580	Equinor ASA	5,681,746
57,735	Leroy Seafood Group ASA	382,189
137,683	Marine Harvest ASA*(2)	3,220,820
170,897	Orkla ASA	1,516,938
113,084	SpareBank 1 SR-Bank ASA	1,378,062
353,413	Telenor ASA	7,506,770

		23,472,652

	Portugal - 0.4%
570,521	Galp Energia SGPS S.A.	8,787,322

	Russia - 0.2%
234,345	Polymetal International plc	2,972,965
20,718	X5 Retail Group N.V. GDR	710,420

		3,683,385

	Singapore - 2.9%
4,657,998	ComfortDelGro Corp. Ltd.	9,157,969
294,404	DBS Group Holdings Ltd.	5,648,936
134,600	Jardine Cycle & Carriage Ltd.	3,604,389
903,200	Mapletree Commercial Trust REIT	1,395,239
873,533	Mapletree Industrial Trust REIT	1,446,257
5,395,134	Mapletree North Asia Commercial Trust REIT	5,822,015
2,668,400	NetLink NBN Trust UNIT	1,755,332
1,014,682	Oversea-Chinese Banking Corp. Ltd.	8,549,743
765,611	SATS Ltd.	2,953,908
1,593,488	Singapore Airlines Ltd.	10,918,093
829,700	Singapore Technologies Engineering Ltd.	2,538,865
756,500	Singapore Telecommunications Ltd.	1,957,020
3,059,037	StarHub Ltd.	3,481,959
75,353	United Overseas Bank Ltd.	1,455,319
458,900	Venture Corp. Ltd.	5,525,320

		66,210,364

	Spain - 2.3%
27,916	Acciona S.A.(2)	3,001,047
23,407	ACS Actividades de Construccion y Servicios S.A.	935,889
168,716	Bolsas y Mercados Espanoles SHMSF S.A.	4,134,721
245,910	Cia de Distribucion Integral Logista Holdings S.A.	5,578,445
154,778	Ebro Foods S.A.(2)	3,317,237
139,981	Enagas S.A.	3,741,363
394,628	Endesa S.A.(2)	10,160,991
608,249	Gestamp Automocion S.A.(1)	3,605,369
320,685	Merlin Properties Socimi S.A. REIT	4,455,394
1,481,547	Prosegur Cash S.A.(1)	2,935,704
64,624	Red Electrica Corp. S.A.	1,347,871
200,688	Repsol S.A.	3,150,473
383,685	Telefonica S.A.	3,155,148
26,129	Viscofan S.A.	1,370,548

		50,890,200

	Sweden - 2.1%
351,198	Axfood AB	6,955,297
194,936	BillerudKorsnas AB(2)	2,595,799
229,830	Castellum AB	4,398,085
71,576	Essity AB Class B	2,201,698
167,190	Hennes & Mauritz AB Class B	2,979,731
133,396	ICA Gruppen AB(2)	5,739,441
23,740	Investor AB Class B	1,141,430
87,698	Loomis AB Class B	3,017,094
488,553	Peab AB	4,178,254
169,705	Securitas AB Class B	2,979,559
62,022	Skandinaviska Enskilda Banken AB Class A	574,350
50,687	Svenska Handelsbanken AB Class A	501,942
515,401	Swedbank AB Class A	7,746,402

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

377,723	Telia Co., AB	$1,678,914

		46,687,996

	Switzerland - 6.9%
21,955	Adecco Group AG	1,320,903
14,974	Alcon, Inc.*	925,777
83,630	Baloise Holding AG	14,821,809
4,316	Banque Cantonale Vaudoise	3,364,267
42,814	BKW AG	2,863,049
14	Chocoladefabriken Lindt & Spruengli AG	1,140,102
1,876	Givaudan S.A.	5,302,827
97,927	Helvetia Holding AG	12,303,649
27,646	Julius Baer Group Ltd.*	1,232,303
63,385	Kuehne + Nagel International AG	9,419,986
56,143	Nestle S.A.	5,819,294
86,361	Novartis AG	7,900,924
79,719	Pargesa Holding S.A.	6,152,671
35,839	PSP Swiss Property AG	4,194,082
45,784	Roche Holding AG	12,897,001
1,287	SGS S.A.	3,282,840
25,956	Sika AG	4,435,148
16,261	Sonova Holding AG	3,699,169
156,028	Sunrise Communications Group AG*(1)(2)	11,658,092
38,424	Swiss Life Holding AG	19,066,186
72,943	Swiss Re AG	7,424,475
44,367	Zurich Insurance Group AG	15,467,019

		154,691,573

	United Kingdom - 10.3%
55,380	Ashtead Group plc	1,588,667
118,690	AstraZeneca plc	9,725,036
2,614,968	Avast plc(1)	9,984,211
26,412	Bellway plc	936,165
34,686	Berkeley Group Holdings plc	1,647,045
1,676,812	BP plc	11,707,557
433,421	Britvic plc	4,901,099
4,064,220	BT Group plc	10,161,960
40,530	Burberry Group plc	960,467
6,138,483	Centrica plc	6,857,767
90,648	Close Brothers Group plc	1,631,300
55,891	Coca-Cola European Partners plc	3,115,604
422,039	Compass Group plc	10,135,627
11,905	Croda International plc	775,769
69,149	Diageo plc	2,978,121
2,124,745	Direct Line Insurance Group plc	8,972,414
48,551	Ferguson plc*	3,460,289
369,641	GlaxoSmithKline plc	7,416,991
193,677	Hiscox Ltd.	4,170,657
598,175	HSBC Holdings plc	5,000,963
489,231	Inchcape plc	3,835,489
766,827	International Consolidated Airlines Group S.A.(2)	4,654,262
1,728,065	Kingfisher plc	4,726,314
705,268	Legal & General Group plc	2,419,018
39,192	Linde plc	7,869,754
32,853	Marks & Spencer Group plc	88,098
225,775	Mondi plc	5,143,456
651,599	National Grid plc	6,931,207
1,365,545	Pearson plc	14,240,593
85,161	Pennon Group plc	805,080
93,866	Redrow plc	649,880
446,975	RELX plc	10,862,480
1,743,386	Rentokil Initial plc	8,819,761
110,260	Rio Tinto plc	6,848,704
1,261,360	Royal Mail plc	3,401,701
651,175	Smith & Nephew plc	14,130,197
154,855	Spectris plc	5,672,077
67,296	SSP Group plc	587,543

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

646,783	Tate & Lyle plc		$6,078,220
56,969	Unilever N.V.		3,474,776
156,361	Unilever plc		9,740,088
166,439	WH Smith plc		4,172,991

			231,279,398

	United States - 0.2%
47,826	Waste Connections, Inc.(2)		4,578,560

	Total Common Stocks (cost $2,160,970,315)		$2,235,389,001

Rights - 0.0%
	Spain - 0.0%
22,912	ACS Actividades de Construccion y Servicios S.A.*		36,007
194,973	Repsol S.A.*		108,309

			144,316

	Total Rights (cost $148,142)		$144,316

	Total Long-Term Investments (cost $2,161,118,457)		$2,235,533,317

Short-Term Investments - 1.4%
	Securities Lending Collateral - 1.4%
30,588,867	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%(3)		30,588,867

	U.S. Treasury Bill - 0.0%

$ 225,000	2.29%, 09/12/2019(4)(5)		224,059

	Total Short-Term Investments (cost $30,812,827)		$30,812,926

	Total Investments (cost $2,191,931,284)	101.0%	$2,266,346,243
	Other Assets and Liabilities	(1.0)%	(23,412,052)

	Total Net Assets	100.0%	$2,242,934,191

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $106,244,995, representing 4.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	39	09/20/2019	$3,750,435	$101,521

Total futures contracts				$101,521

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Valuation Fair Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$190,302,530	$71,359,700	$118,942,830	$—
Austria	6,876,180	4,121,281	2,754,899	—
Belgium	34,989,627	23,769,082	11,220,545	—
Canada	255,421,167	255,421,167	—	—
China	2,363,880	—	2,363,880	—
Denmark	43,654,106	2,470,016	41,184,090	—
Finland	18,344,788	12,671,150	5,673,638	—
France	149,114,335	82,031,563	67,082,772	—
Germany	144,191,904	80,904,621	63,287,283	—
Hong Kong	95,808,325	40,302,701	55,505,624	—
Ireland	15,690,959	12,317,032	3,373,927	—
Israel	55,040,637	25,862,547	29,178,090	—
Italy	56,930,794	43,200,817	13,729,977	—
Japan	466,003,385	251,153,677	214,849,708	—
Luxembourg	8,119,325	418,004	7,701,321	—
Netherlands	84,264,697	78,172,496	6,092,201	—
New Zealand	17,990,912	1,780,080	16,210,832	—
Norway	23,472,652	15,039,016	8,433,636	—
Portugal	8,787,322	8,787,322	—	—
Russia	3,683,385	710,420	2,972,965	—
Singapore	66,210,364	39,152,617	27,057,747	—
Spain	50,890,200	24,730,807	26,159,393	—
Sweden	46,687,996	12,733,325	33,954,671	—
Switzerland	154,691,573	71,024,706	83,666,867	—
United Kingdom	231,279,398	152,304,714	78,974,684	—
United States	4,578,560	4,578,560	—	—
Rights	144,316	144,316	—	—
Short-Term Investments	30,812,926	30,588,867	224,059	—
Futures Contracts(2)	101,521	101,521	—	—

Total	$2,266,447,764	$1,345,852,125	$920,595,639	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Brazil - 1.8%
54,084	Banco do Brasil S.A.	$761,168
20,089	BB Seguridade Participacoes S.A.	169,721
20,104	CCR S.A.	71,653
28,017	Cielo S.A.	49,124
37,541	Kroton Educacional S.A.	107,452
12,167	Lojas Renner S.A.	149,712
22,696	Ultrapar Participacoes S.A.	119,027
22,294	Vale S.A.	301,430

		1,729,287

	Chile - 5.0%
990,316	Aguas Andinas S.A. Class A	583,440
1,241,033	Banco de Chile	182,604
8,070	Banco de Credito e Inversiones S.A.	555,670
2,123,604	Banco Santander Chile	157,953
246,244	Cencosud S.A.	482,369
28,843	Cia Cervecerias Unidas S.A.	405,697
1,237,842	Colbun S.A.	255,244
21,630	Empresa Nacional de Telecomunicaciones S.A.	219,826
16,185	Empresas COPEC S.A.	176,975
4,511,940	Enel Americas S.A.	794,200
5,862,078	Enel Chile S.A.	556,032
13,515	Latam Airlines Group S.A.	126,899
34,794	Plaza S.A.	81,380
41,212	SACI Falabella	268,590

		4,846,879

	China - 6.2%
50,500	Anhui Conch Cement Co., Ltd. Class H	316,413
2,538	Autohome, Inc. ADR*(1)	217,304
392	Baidu, Inc. ADR*	46,005
556,000	Bank of Communications Co., Ltd. Class H	422,026
170,000	China Construction Bank Corp. Class H	146,445
584,000	China Everbright Bank Co., Ltd. Class H	267,612
8,000	China Mengniu Dairy Co., Ltd.*	30,976
23,500	China Merchants Bank Co., Ltd. Class H	117,162
204,500	China Railway Construction Corp. Ltd. Class H	250,766
193,000	China Railway Group Ltd. Class H	146,742
1,704,000	China Telecom Corp. Ltd. Class H	857,180
25,400	China Vanke Co., Ltd. Class H	95,260
162,000	CNOOC Ltd.	277,033
74,000	Country Garden Holdings Co., Ltd.	112,527
37,000	CRRC Corp., Ltd. Class H	30,926
108,000	CSPC Pharmaceutical Group Ltd.	174,182
60,000	Geely Automobile Holdings Ltd.	102,605
10,200	Huatai Securities Co., Ltd. Class H(2)	17,547
460,000	Lenovo Group Ltd.	356,224
4,446	Momo, Inc. ADR	159,167
428,000	PICC Property & Casualty Co., Ltd. Class H	461,829
54,000	Ping An Insurance Group Co. of China Ltd. Class H	648,346
135,200	Sinopharm Group Co., Ltd. Class H	475,904
5,555	Yum China Holdings, Inc.	256,641

		5,986,822

	Colombia - 1.9%
37,005	Grupo Argos S.A.	199,621
21,391	Grupo de Inversiones Suramericana S.A.	227,450
432,490	Grupo Energia Bogota S.A. ESP*	284,551
44,091	Grupo Nutresa S.A.	343,984
140,823	Interconexion Electrica S.A. ESP	784,253

		1,839,859

	Hong Kong - 1.3%
57,000	China Mobile Ltd.	519,110

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

44,000	China Overseas Land & Investment Ltd.	$162,202
62,100	China Resources Land Ltd.	273,439
290,500	Sino Biopharmaceutical Ltd.	297,100

		1,251,851

	India - 6.9%
13,770	Axis Bank Ltd. GDR*	801,414
24,754	Dr. Reddy’s Laboratories Ltd. ADR	927,532
7,287	HDFC Bank Ltd. ADR	947,601
74,264	ICICI Bank Ltd. ADR	934,984
87,123	Infosys Ltd. ADR(1)	932,216
17,578	Reliance Industries Ltd. GDR(2)	635,445
17,153	State Bank of India GDR*	888,525
55,239	Tata Motors Ltd. ADR*(1)	645,192

		6,712,909

	Indonesia - 7.6%
1,852,400	Adaro Energy Tbk PT	178,323
717,200	Astra International Tbk PT	378,209
91,100	Bank Central Asia Tbk PT	193,291
1,245,300	Bank Mandiri Persero Tbk PT	707,382
1,280,900	Bank Negara Indonesia Persero Tbk PT	834,138
2,063,900	Bank Permata Tbk PT*	113,951
2,117,000	Bank Rakyat Indonesia Persero Tbk PT	653,344
1,778,700	Barito Pacific Tbk PT	404,150
4,953,400	Bumi Serpong Damai Tbk PT*	538,203
435,600	Charoen Pokphand Indonesia Tbk PT	145,842
23,400	Gudang Garam Tbk PT	127,331
211,000	Indah Kiat Pulp & Paper Corp. Tbk PT	140,020
210,000	Indo Tambangraya Megah Tbk PT	260,874
70,200	Indocement Tunggal Prakarsa Tbk PT	99,381
1,164,500	Indofood Sukses Makmur Tbk PT	579,056
1,656,300	Kalbe Farma Tbk PT	171,170
1,122,200	Matahari Department Store Tbk PT	274,046
2,665,600	Perusahaan Gas Negara Tbk PT	398,118
130,700	Semen Indonesia Persero Tbk PT	107,086
533,400	Surya Citra Media Tbk PT	60,787
2,377,800	Telekomunikasi Indonesia Persero Tbk PT	696,804
142,000	United Tractors Tbk PT	283,447

		7,344,953

	Malaysia - 8.4%
459,600	AirAsia Group Bhd	303,620
368,500	AMMB Holdings Bhd	377,194
521,000	Astro Malaysia Holdings Bhd	182,807
264,200	Axiata Group Bhd	318,383
39,000	British American Tobacco Malaysia Bhd	271,797
400,000	CIMB Group Holdings Bhd	520,750
302,300	DiGi.Com Bhd	369,417
32,700	Fraser & Neave Holdings Bhd	273,469
15,300	Genting Bhd	25,065
16,600	Genting Malaysia Bhd	13,015
112,900	Hartalega Holdings Bhd	143,157
52,488	Hong Leong Bank Bhd	241,324
447,600	Inari Amertron Bhd	173,299
151,900	IOI Corp. Bhd	156,219
12,300	Kuala Lumpur Kepong Bhd	73,101
355,100	Malayan Banking Bhd	763,046
28,300	Malaysia Airports Holdings Bhd	58,415
178,400	Maxis Bhd	240,457
111,000	MISC Bhd	192,051
6,700	Nestle Malaysia Bhd	241,735
251,300	Petronas Chemicals Group Bhd	510,809
57,400	Petronas Gas Bhd	241,129
104,100	Public Bank Bhd	579,383
286,000	RHB Bank Bhd	386,870
544,400	SP Setia Group Bhd	284,550

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

252,900	Telekom Malaysia Bhd	$244,791
182,500	Tenaga Nasional Bhd	611,204
298,100	Top Glove Corp. Bhd	354,185

		8,151,242

	Mexico - 4.0%
206,955	Alfa S.A.B. de C.V. Class A	202,736
895,034	America Movil S.A.B. de C.V. Class L	651,767
19,589	Becle S.A.B. de C.V.	30,304
70,182	Coca-Cola Femsa S.A.B. de C.V.	434,353
19,541	El Puerto de Liverpool S.A.B. de C.V. Class C1	108,905
30,476	Fomento Economico Mexicano S.A.B. de C.V.	294,581
86,944	Grupo Bimbo S.A.B. de C.V. Class A	181,069
1,654	Grupo Elektra S.A.B. de C.V.	108,375
68,074	Grupo Financiero Banorte S.A.B. de C.V. Class O	395,015
131,503	Grupo Financiero Inbursa S.A.B. de C.V.	190,085
65,785	Grupo Mexico S.A.B. de C.V. Class B	175,046
153,804	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	285,406
57,283	Mexichem S.A.B. de C.V.	120,490
257,855	Wal-Mart de Mexico S.A.B. de C.V.	703,168

		3,881,300

	Philippines - 6.8%
272,910	Aboitiz Equity Ventures, Inc.	292,965
15,735	Ayala Corp.	274,560
194,850	Ayala Land, Inc.	193,196
231,100	BDO Unibank, Inc.	631,482
17,067	GT Capital Holdings, Inc.	313,125
211,850	JG Summit Holdings, Inc.	278,690
67,070	Jollibee Foods Corp.	368,895
5,322,300	Metro Pacific Investments Corp.	498,625
492,870	Metropolitan Bank & Trust Co.	685,410
22,350	PLDT, Inc.	562,731
460,260	Puregold Price Club, Inc.	403,800
343,080	Robinsons Retail Holdings, Inc.	495,519
211,710	San Miguel Corp.	723,950
205,790	San Miguel Food and Beverage, Inc.	425,759
45,300	SM Prime Holdings, Inc.	32,802
118,870	Universal Robina Corp.	385,135

		6,566,644

	Poland - 4.7%
11,744	Alior Bank S.A.*	156,893
45,660	Asseco Poland S.A.	652,601
182,950	Bank Millennium S.A.*	459,190
11,488	Bank Polska Kasa Opieki S.A.	344,406
1,022	CD Projekt S.A.	59,004
5,503	Cyfrowy Polsat S.A.	43,915
30,024	Grupa Lotos S.A.	681,925
20	LPP S.A.	40,974
336	mBank S.A.	38,743
106,556	Orange Polska S.A.*	191,013
127,727	PGE Polska Grupa Energetyczna S.A.*	328,531
21,104	Polski Koncern Naftowy ORLEN S.A.	509,208
111,776	Polskie Gornictwo Naftowe i Gazownictwo S.A.	159,158
23,728	Powszechna Kasa Oszczednosci Bank Polski S.A.	272,453
39,849	Powszechny Zaklad Ubezpieczen S.A.	466,536
1,029	Santander Bank Polska S.A.	102,315

		4,506,865

	Russia - 3.4%
88,639	Gazprom PJSC ADR	649,369
7,837	LUKOIL PJSC ADR	661,600
20,513	MMC Norilsk Nickel PJSC ADR	465,850
951	Novatek PJSC GDR	201,612
28,196	Sberbank of Russia PJSC ADR	433,655
80,729	Surgutneftegas PJSC ADR	331,796

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

6,951	Tatneft PJSC ADR	$512,984

		3,256,866

	South Africa - 5.4%
58,445	Absa Group Ltd.	729,462
12,245	AngloGold Ashanti Ltd.	220,573
2,182	Aspen Pharmacare Holdings Ltd.	15,543
31,639	Bidvest Group Ltd.	424,845
69,319	FirstRand Ltd.	336,978
13,304	Mr. Price Group Ltd.	187,287
57,723	MTN Group Ltd.	436,978
30,717	Nedbank Group Ltd.	551,550
1,060	Oceana Group Ltd.	5,187
26,750	Pepkor Holdings Ltd.(2)	34,146
337,163	Redefine Properties Ltd. REIT	216,148
27,941	RMB Holdings Ltd.	167,235
55,579	Sanlam Ltd.	308,062
59,463	Sappi Ltd.	231,463
9,829	Sasol Ltd.	244,107
13,179	Shoprite Holdings Ltd.	147,349
35,704	Standard Bank Group Ltd.	497,963
4,713	Tiger Brands Ltd.(1)	74,766
31,005	Vodacom Group Ltd.(1)	263,123
48,051	Woolworths Holdings Ltd.	166,562

		5,259,327

	South Korea - 8.0%
3,755	BNK Financial Group, Inc.	24,358
2,103	CJ Corp.	183,954
1,971	Daelim Industrial Co., Ltd.	196,306
4,794	DB Insurance Co., Ltd.	246,208
159	E-Mart, Inc.	19,279
5,590	Hana Financial Group, Inc.	181,064
3,713	Hankook Tire & Technology Co., Ltd.	112,871
5,078	Hyundai Engineering & Construction Co., Ltd.	235,726
1,378	Hyundai Glovis Co., Ltd.	192,143
688	Hyundai Mobis Co., Ltd.	140,323
1,033	Hyundai Motor Co.	125,250
14,628	Industrial Bank of Korea	177,996
1,578	Kangwon Land, Inc.	41,341
946	KB Financial Group, Inc.	37,565
15,561	Kia Motors Corp.	592,980
3,936	Korea Electric Power Corp.*	87,096
221	Korea Zinc Co., Ltd.	91,106
2,863	KT&G Corp.	244,235
644	LG Chem Ltd.	197,721
2,756	LG Corp.	183,550
12,080	LG Display Co., Ltd.*	186,748
5,894	LG Electronics, Inc.	404,793
45	LG Household & Health Care Ltd.	51,171
51,348	LG Uplus Corp.	644,824
1,007	Lotte Chemical Corp.	220,212
206	NCSoft Corp.	85,101
912	POSCO	193,118
212	S-Oil Corp.	15,368
14,132	Samsung Electronics Co., Ltd.	575,243
812	Samsung Fire & Marine Insurance Co., Ltd.	188,469
1,662	SK Holdings Co., Ltd.	333,940
7,379	SK Hynix, Inc.	444,152
1,746	SK Innovation Co., Ltd.	240,431
1,918	SK Telecom Co., Ltd.	430,227
2,630	Woongjin Coway Co., Ltd.	176,298
17,347	Woori Financial Group, Inc.	211,082

		7,712,249

	Taiwan - 9.5%
45,000	ASE Technology Holding, Co., Ltd.	89,103

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

33,000	Asustek Computer, Inc.	$236,932
870,000	AU Optronics Corp.	260,500
13,000	Catcher Technology Co., Ltd.	93,128
430,764	Chang Hwa Commercial Bank Ltd.	290,555
105,431	Chicony Electronics Co., Ltd.	259,339
226,000	China Development Financial Holding Corp.	68,907
410,590	China Life Insurance Co., Ltd.	328,504
46,000	Chunghwa Telecom Co., Ltd.	167,356
249,000	Compal Electronics, Inc.	163,143
326,628	CTBC Financial Holding Co., Ltd.	224,521
13,105	Delta Electronics, Inc.	66,454
124,508	E.Sun Financial Holding Co., Ltd.	104,226
71,540	Far Eastern New Century Corp.	77,161
93,000	Far EasTone Telecommunications Co., Ltd.	234,450
455,271	First Financial Holding Co., Ltd.	334,203
55,301	Foxconn Technology Co., Ltd.	112,349
75,000	Fubon Financial Holding Co., Ltd.	110,715
110,224	Hon Hai Precision Industry Co., Ltd.	274,677
221,677	Hua Nan Financial Holdings Co., Ltd.	148,810
533,000	Innolux Corp.	125,787
316,000	Inventec Corp.	251,298
108,245	Lite-On Technology Corp.	158,571
15,000	MediaTek, Inc.	151,644
286,273	Mega Financial Holding Co., Ltd.	284,803
13,000	Nan Ya Plastics Corp.	32,898
42,000	Novatek Microelectronics Corp.	233,938
116,000	Pegatron Corp.	200,557
274,000	Pou Chen Corp.	339,639
53,000	President Chain Store Corp.	512,774
44,000	Quanta Computer, Inc.	85,565
197,000	Radiant Opto-Electronics Corp.	659,637
18,000	Realtek Semiconductor Corp.	132,423
140,803	Shanghai Commercial & Savings Bank Ltd.	254,773
1,247,319	Shin Kong Financial Holding Co., Ltd.	378,700
201,832	SinoPac Financial Holdings Co., Ltd.	84,802
64,600	Synnex Technology International Corp.	81,115
125,125	Taiwan Cooperative Financial Holding Co., Ltd.	83,794
32,000	Taiwan Mobile Co., Ltd.	126,209
14,000	Taiwan Semiconductor Manufacturing Co., Ltd.	107,729
54,000	Teco Electric and Machinery Co., Ltd.	39,640
201,800	Uni-President Enterprises Corp.	537,319
388,000	United Microelectronics Corp.	174,266
29,000	Vanguard International Semiconductor Corp.	60,877
128,686	Wistron Corp.	100,266
84,600	WPG Holdings Ltd.	109,906
315,757	Yuanta Financial Holding Co., Ltd.	189,600

		9,143,563

	Thailand - 9.2%
84,836	Advanced Info Service PCL NVDR	603,057
32,200	AEON Thana Sinsap Thailand PCL NVDR	232,044
310,900	Bangkok Dusit Medical Services PCL NVDR	263,582
304,500	Bangkok Life Assurance PCL NVDR	268,085
106,667	Banpu PCL NVDR	52,173
36,500	Bumrungrad Hospital PCL NVDR	201,141
41,100	Central Plaza Hotel PCL NVDR	47,576
305,700	Charoen Pokphand Foods PCL NVDR	281,602
67,800	CP ALL PCL NVDR	190,130
158,600	Delta Electronics Thailand PCL NVDR	351,669
422,100	Home Product Center PCL NVDR	240,866
175,000	Indorama Ventures PCL NVDR	268,199
1,401,600	IRPC PCL NVDR	228,516
109,300	Kasikornbank PCL NVDR	670,038
91,900	Osotspa PCL NVDR	104,134
95,200	PTT Exploration & Production PCL NVDR	419,076
249,800	PTT Global Chemical PCL NVDR	521,308

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

459,600	PTT PCL NVDR	$730,594
173,400	Ratch Group PCL NVDR	377,417
21,500	Siam Cement PCL NVDR	330,904
138,600	Siam Commercial Bank PCL NVDR	630,462
1,114,900	Star Petroleum Refining PCL	367,180
77,800	Thai Beverage PCL	47,728
149,100	Thai Oil PCL NVDR	323,311
110,700	Thai Union Group PCL NVDR	66,057
5,562,600	TMB Bank PCL NVDR	355,513
307,100	Total Access Communication PCL NVDR	530,734
1,018,500	True Corp. PCL NVDR	194,285

		8,897,381

	Turkey - 4.4%
185,870	Akbank T.A.S.*	218,519
100,884	Arcelik A.S.*	339,245
17,904	BIM Birlesik Magazalar A.S.	246,551
275,534	Enka Insaat ve Sanayi A.S.	260,576
219,046	Eregli Demir ve Celik Fabrikalari T.A.S.	298,045
62,572	Haci Omer Sabanci Holding A.S.	92,928
106,378	KOC Holding A.S.	322,592
530,965	Petkim Petrokimya Holding A.S.*	372,704
87,536	Tofas Turk Otomobil Fabrikasi A.S.	292,089
10,923	Tupras Turkiye Petrol Rafinerileri A.S.	217,176
63,303	Turk Hava Yollari AO*	141,075
101,988	Turkcell Iletisim Hizmetleri A.S.	225,699
112,633	Turkiye Garanti Bankasi A.S.*	177,206
301,203	Turkiye Halk Bankasi A.S.	298,912
142,161	Turkiye Is Bankasi A.S. Class C*	148,699
453,250	Turkiye Sise ve Cam Fabrikalari A.S.	406,702
296,959	Turkiye Vakiflar Bankasi TAO Class D	215,121

		4,273,839

	Total Common Stocks (cost $87,135,900)	$91,361,836

Preferred Stocks - 5.0%
	Brazil - 3.2%
66,274	Banco Bradesco S.A.	652,598
1,292	Cia Brasileira de Distribuicao	31,917
71,794	Itau Unibanco Holding S.A.	679,230
136,433	Itausa - Investimentos Itau S.A.	458,853
43,856	Petroleo Brasileiro S.A.	313,645
74,623	Telefonica Brasil S.A.	971,765

		3,108,008

	Chile - 0.5%
106,273	Embotelladora Andina S.A. Class B	383,002
949	Sociedad Quimica y Minera de Chile S.A. Class B	29,423

		412,425

	Colombia - 1.3%
62,065	Banco Davivienda S.A., 3.17%	783,408
35,469	Bancolombia S.A., 3.18%	451,243

		1,234,651

	South Korea - 0.0%
134	CJ Corp. *(3)(4)	4,255

	Total Preferred Stocks (cost $3,875,249)	$4,759,339

Rights - 0.0%
	Chile - 0.0%
1,470,910	Enel Americas S.A.*	21,588

	Total Rights (cost $—)	$21,588

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

	Total Long-Term Investments (cost $91,011,149)		$	96,142,763

Short-Term Investments - 0.1%
	Securities Lending Collateral - 0.1%
108,804	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%(5)		$	108,804

	U.S. Treasury Bill - 0.0%
$ 5,000	2.07%, 09/12/2019(6)(7)			4,979
25,000	2.27%, 09/12/2019(6)			24,896

				29,875

	Total Short-Term Investments (cost $138,668)		$	138,679

	Total Investments (cost $91,149,817)	99.6%	$	96,281,442
	Other Assets and Liabilities	0.4%		377,940

	Total Net Assets	100.0%	$	96,659,382

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $687,138, representing 0.7% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At June 30, 2019, the aggregate fair value of this security was $4,255, which represented 0.0% of total net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	10	09/20/2019	$526,700	$19,343

Total futures contracts				$19,343

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MTN	Medium Term Note

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$1,729,287	$1,729,287	$—	$—
Chile	4,846,879	4,846,879	—	—
China	5,986,822	5,986,822	—	—
Colombia	1,839,859	1,839,859	—	—
Hong Kong	1,251,851	1,251,851	—	—
India	6,712,909	6,712,909	—	—
Indonesia	7,344,953	7,344,953	—	—
Malaysia	8,151,242	8,151,242	—	—
Mexico	3,881,300	3,881,300	—	—
Philippines	6,566,644	6,566,644	—	—
Poland	4,506,865	4,506,865	—	—
Russia	3,256,866	3,256,866	—	—
South Africa	5,259,327	5,259,327	—	—
South Korea	7,712,249	7,712,249	—	—
Taiwan	9,143,563	9,143,563	—	—
Thailand	8,897,381	8,897,381	—	—
Turkey	4,273,839	4,273,839	—	—
Preferred Stocks	4,759,339	4,755,084	—	4,255
Rights	21,588	21,588	—	—
Short-Term Investments	138,679	108,804	29,875	—
Futures Contracts(2)	19,343	19,343	—	—

Total	$96,300,785	$96,266,655	$29,875	$4,255

(1)	For the period ended June 30, 2019, investments valued at $37,238 were transferred out of Level 3 due to the expiration of trading restrictions. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

Hartford Multifactor Global Small Cap ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Australia - 5.8%
41,242	Abacus Property Group	$118,661
73,948	Australian Pharmaceutical Industries Ltd.	68,499
3,873	BWP Trust REIT	10,002
85,323	Cromwell Property Group REIT	69,156
23,836	CSR Ltd.(1)	65,402
12,483	Elders Ltd.	54,399
36,312	Genworth Mortgage Insurance Australia Ltd.(1)	71,604
29,306	Growthpoint Properties Australia Ltd. REIT	84,730
40,173	Inghams Group Ltd.(1)	113,329
3,403	JB Hi-Fi Ltd.(1)	61,731
10,665	Mineral Resources Ltd.	112,113
3,924	Northern Star Resources Ltd.	32,080
21,618	OceanaGold Corp.	59,225
20,095	Regis Resources Ltd.	74,457
24,775	Sandfire Resources NL(1)	116,311
5,920	Shopping Centres Australasia Property Group REIT	9,929
52,745	St. Barbara Ltd.	108,821
67,284	Viva Energy REIT	122,763

		1,353,212

	Belgium - 0.2%
8,203	AGFA-Gevaert N.V.*	31,892
383	Tessenderlo Group S.A.*	12,802

		44,694

	Bermuda - 0.4%
1,285	Argo Group International Holdings Ltd.	95,154

	Brazil - 1.6%
11,876	Cia de Transmissao de Energia Eletrica Paulista	76,660
916	Cia Hering	7,108
14,400	Construtora Tenda S.A.	89,797
13,598	EDP - Energias do Brasil S.A.	67,056
1,818	Ez Tec Empreendimentos e Participacoes S.A.	12,192
2,120	Grendene S.A.	4,315
13,111	MRV Engenharia e Participacoes S.A.	66,946
5,700	Tupy S.A.	31,068
2,475	Unipar Carbocloro S.A.	23,022

		378,164

	Canada - 4.6%
1,991	Aecon Group, Inc.	29,208
3,985	Aritzia, Inc.*	51,171
347	Canadian Solar, Inc.*	7,575
2,760	Canfor Corp.*	22,452
3,585	Canfor Pulp Products, Inc.	29,465
5,174	Cascades, Inc.	41,732
1,871	Celestica, Inc.*	12,800
4,964	Centerra Gold, Inc.*	35,024
2,586	Empire Co., Ltd. Class A	65,266
3,423	InterRent Real Estate Investment Trust REIT	36,149
7,490	Intertape Polymer Group, Inc.	105,522
31,348	Just Energy Group, Inc.(1)	135,060
4,360	Killam Apartment Real Estate Investment Trust REIT	62,693
1,758	Mercer International, Inc.	27,196
350	NFI Group, Inc.(1)	9,883
452	Norbord, Inc.	11,228
4,649	North West Co., Inc.	106,339
1,823	Parkland Fuel Corp.	57,965
3,138	Spin Master Corp.*(2)	90,940
7,994	Summit Industrial Income REIT	78,793
3,705	Transcontinental, Inc. Class A	41,367
901	Uni-Select, Inc.	8,564

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

13,892	Western Forest Products, Inc.(1)	$17,010

		1,083,402

	China - 7.4%
57,022	BAIC Motor Corp. Ltd. Class H(2)	35,764
16,000	China Communications Construction Co., Ltd. Class H	14,316
27,531	China Lesso Group Holdings Ltd.	22,131
103,025	China Oriental Group Co., Ltd.	60,266
139,000	China Railway Signal & Communication Corp. Ltd. Class H(2)	101,059
20,000	China Reinsurance Group Corp. Class H	3,558
101,000	China SCE Group Holdings Ltd.	48,609
33,122	CSC Financial Co., Ltd. Class H(2)	24,632
45,000	Dongyue Group Ltd.	27,648
94,242	Great Wall Motor Co., Ltd. Class H	67,432
30,366	Guangzhou R&F Properties Co., Ltd. Class H	58,380
78,000	Jiangsu Expressway Co., Ltd. Class H	111,022
47,600	JNBY Design Ltd.	87,249
1,900	Livzon Pharmaceutical Group, Inc. Class H	6,323
114,000	Maanshan Iron & Steel Co., Ltd. Class H	45,235
182,646	Metallurgical Corp. of China Ltd. Class H	48,861
115,000	People’s Insurance Co., Group of China Ltd. Class H	44,896
101,214	Red Star Macalline Group Corp. Ltd. Class H(2)	88,615
105,082	Shenzhen Expressway Co., Ltd. Class H	126,300
124,215	Sinotrans Ltd. Class H	45,155
112,219	Tianneng Power International Ltd.	90,350
26,303	Times China Holdings, Ltd.	52,657
86,000	Tong Ren Tang Technologies Co., Ltd. Class H	102,485
39,402	TravelSky Technology Ltd. Class H	79,182
77,706	Weichai Power Co., Ltd. Class H	131,292
83,814	Xtep International Holdings Ltd.	50,530
52,000	Yadea Group Holdings Ltd.(2)	16,573
4,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(2)	9,461
18,000	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(2)	89,971
10,000	Zhejiang Expressway Co., Ltd. Class H	10,534
4,500	Zhuzhou CRRC Times Electric Co., Ltd. Class H	23,702

		1,724,188

	Denmark - 0.5%
1,006	Sydbank A/S	19,202
1,676	Topdanmark A/S	94,668

		113,870

	Finland - 0.0%
1,058	Finnair Oyj	8,434

	France - 1.8%
1,300	Criteo S.A. ADR*	22,373
68	Fnac Darty S.A.*	5,057
1,249	Gaztransport Et Technigaz S.A.	125,381
4,608	Lagardere SCA	120,170
4,377	Neopost S.A.	93,709
713	Societe BIC S.A.(1)	54,442

		421,132

	Georgia - 0.2%
2,489	Bank of Georgia Group plc	47,453

	Germany - 1.0%
11,540	Borussia Dortmund GmbH & Co., KGaA	108,748
2,860	TAG Immobilien AG*	66,182
2,158	TLG Immobilien AG	63,281

		238,211

	Hong Kong - 2.8%
596,000	Bosideng International Holdings Ltd.	165,545
125,000	Champion REIT	104,160
49,500	HKBN Ltd.	89,211
12,000	Pacific Textiles Holdings Ltd.	9,492
86,000	Sa Sa International Holdings Ltd.	24,658
41,000	Shanghai Industrial Holdings Ltd.	88,901

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

29,120	Shenzhen Investment Ltd.	$10,735
55,000	SmarTone Telecommunications Holdings Ltd.	52,378
51,515	Yuexiu Real Estate Investment Trust	35,212
74,000	Yuexiu Transport Infrastructure Ltd.	60,431

		640,723

	Ireland - 0.1%
12,042	Green REIT plc	24,821

	Israel - 1.4%
1,283	Airport City Ltd.*	23,555
31,625	Bezeq The Israeli Telecommunication Corp. Ltd.	23,941
108	Israel Corp. Ltd.*	26,196
440	Mizrahi Tefahot Bank Ltd.	10,149
221,268	Oil Refineries Ltd.*	113,533
608	Paz Oil Co., Ltd.	85,475
2,913	Phoenix Holdings Ltd.	17,626
2,318	Tower Semiconductor Ltd.*	35,584

		336,059

	Italy - 0.9%
23,135	Enav S.p.A.(2)	131,467
57,157	Saras S.p.A	86,180

		217,647

	Japan - 15.7%
415	Adastria Co., Ltd.	8,890
2,981	Amano Corp.	82,258
2,132	AOKI Holdings, Inc.(1)	21,114
4,005	Arcs Co., Ltd.	79,847
1,400	Asahi Holdings, Inc.	28,418
7,300	Avex, Inc.	92,690
900	BML, Inc.	25,561
14,700	Citizen Watch Co., Ltd.	75,451
257	cocokara fine, Inc.	13,358
1,300	Daicel Corp.	11,559
800	Daiho Corp.	20,048
1,200	Daiwabo Holdings Co., Ltd.	57,138
5,300	DCM Holdings Co., Ltd.(1)	52,046
4,249	Doutor Nichires Holdings Co., Ltd.	80,453
3,600	DTS Corp.	75,047
1,958	Dydo Group Holdings, Inc.	84,143
900	Fujitsu General Ltd.	14,301
6,721	Geo Holdings Corp.	86,087
12,300	Hazama Ando Corp.	82,198
1,967	Heiwado Co., Ltd.	34,907
2,547	Inaba Denki Sangyo Co., Ltd.	106,854
13,300	Itochu Enex Co., Ltd.	106,533
2,900	Iwatani Corp.(1)	100,668
4,700	Kaga Electronics Co., Ltd.	67,747
2,221	Kanematsu Corp.	24,614
15,500	Kansai Mirai Financial Group, Inc.	99,267
1,300	Keihin Corp.	18,618
300	Kinden Corp.	4,597
2,168	Kokuyo Co., Ltd.(1)	30,345
12,300	Konica Minolta, Inc.	119,758
5,681	KYORIN Holdings, Inc.	100,606
2,069	Kyowa Exeo Corp.	51,504
637	Kyudenko Corp.	19,127
2,978	Maeda Road Construction Co., Ltd.	62,661
8,000	Marvelous, Inc.	60,813
2,968	Maxell Holdings Ltd.(1)	40,578
8,182	MCJ Co., Ltd.	59,918
799	Megmilk Snow Brand Co., Ltd.	17,517
6,160	Ministop Co., Ltd.	88,564
3,623	Mirait Holdings Corp.	53,635
3,800	Mixi, Inc.	76,219
982	Mochida Pharmaceutical Co., Ltd.	41,790
4,569	NEC Networks & System Integration Corp.	116,579

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

973	Nihon Unisys Ltd.	$32,647
861	Nojima Corp.	14,041
8,000	Oki Electric Industry Co., Ltd.	99,870
1,269	PAL GROUP Holdings Co., Ltd.	38,339
1,561	Paramount Bed Holdings Co., Ltd.	59,403
5,078	Plenus Co., Ltd.(1)	82,764
4,500	Raito Kogyo Co., Ltd.	57,430
4,100	Sanki Engineering Co., Ltd.	47,492
1,800	Senko Group Holdings Co., Ltd.	14,218
5,900	SKY Perfect JSAT Holdings, Inc.	23,000
2,539	St Marc Holdings Co., Ltd.	54,084
7,700	Sumitomo Mitsui Construction Co., Ltd.	42,667
800	Sushiro Global Holdings Ltd.	47,745
2,519	T-Gaia Corp.	47,626
474	Taikisha Ltd.	14,342
4,208	Takuma Co., Ltd.	52,297
813	Toho Holdings Co., Ltd.(1)	18,216
8,400	TOKAI Holdings Corp.	71,027
300	Tokyo Seimitsu Co., Ltd.	7,710
6,400	Tokyu Construction Co., Ltd.	43,245
2,500	Toshiba TEC Corp.	69,589
400	Towa Pharmaceutical Co., Ltd.	10,158
596	Unipres Corp.	9,791
8,500	United Super Markets Holdings, Inc.(1)	74,397
1,728	Valor Holdings Co., Ltd.	35,862
10,000	Yamazen Corp.	96,157

		3,658,143

	Liechtenstein - 0.2%
290	VP Bank AG	46,935

	Luxembourg - 0.2%
1,260	Altisource Portfolio Solutions S.A.*	24,772
1,150	Grand City Properties S.A.	26,323

		51,095

	Netherlands - 0.4%
978	Flow Traders(2)	28,601
5,362	PostNL N.V.(1)	9,303
763	Signify N.V.(2)	22,591
841	Sligro Food Group N.V.	31,366

		91,861

	New Zealand - 1.0%
68,910	Air New Zealand Ltd.	122,651
23,497	Z Energy Ltd.	99,741

		222,392

	Norway - 0.7%
337	Entra ASA(2)	5,178
4,019	SpareBank 1 SMN	46,053
11,280	Veidekke ASA	109,545

		160,776

	Poland - 0.5%
85,800	EPP N.V.	123,030

	Singapore - 0.8%
21,000	ComfortDelGro Corp. Ltd.	41,287
10,617	Frasers Centrepoint Trust REIT	20,403
3,136	Kulicke & Soffa Industries, Inc.	70,717
4,200	Mapletree North Asia Commercial Trust REIT	4,532
12,700	StarHub Ltd.	14,456
42,000	Yanlord Land Group Ltd.	40,046

		191,441

	South Africa - 1.5%
4,810	Mondi Ltd.	108,117
16,913	Reunert Ltd.	80,995

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

23,576	Telkom S.A. SOC Ltd.(1)	$154,133

		343,245

	South Korea - 5.3%
1,808	Binggrae Co., Ltd.	106,947
4,892	Cheil Worldwide, Inc.	124,561
784	CJ Corp.	68,578
253	Com2uSCorp	22,240
974	Daesang Corp.	20,456
5,246	DGB Financial Group, Inc.	37,029
681	GS Home Shopping, Inc.	101,503
817	GS Retail Co., Ltd.	27,808
44	Hanwha Corp.	1,017
1,928	Harim Holdings Co., Ltd.	18,868
2,079	Huchems Fine Chemical Corp.	39,612
670	Hyundai Home Shopping Network Corp.	61,508
3,411	Hyundai Marine & Fire Insurance Co., Ltd.	84,045
714	IS Dongseo Co., Ltd.	23,900
5,627	JB Financial Group Co., Ltd.	28,801
2,449	Jeju Air Co., Ltd.	70,311
96	Korea Petrochemical Ind Co., Ltd.	10,809
9,970	Korean Reinsurance Co.	75,294
4,991	LF Corp.	99,418
5,887	Meritz Fire & Marine Insurance Co., Ltd.	105,539
120	NongShim Co., Ltd.	26,398
544	S&T Motiv Co., Ltd.	21,013
498	S-1 Corp.	42,095
278	Samsung Card Co., Ltd.	9,197
295	Soulbrain Co., Ltd.	12,072

		1,239,019

	Spain - 0.2%
1,020	Bolsas y Mercados Espanoles SHMSF S.A.	24,997
708	Cia de Distribucion Integral Logista Holdings S.A.	16,061
1,070	Lar Espana Real Estate Socimi S.A. REIT	8,310

		49,368

	Sweden - 2.1%
13,048	Bilia AB Class A	118,130
8,079	Clas Ohlson AB Class B(1)	80,414
4,070	Hemfosa Fastigheter AB	38,493
1,469	JM AB(1)	33,803
9,731	Nobina AB(2)	60,411
10,019	Peab AB	85,685
45,934	SAS AB*(1)	61,290

		478,226

	Switzerland - 1.0%
178	Autoneum Holding AG	25,669
171	BKW AG	11,435
5	dormakaba Holding AG*	3,628
590	Galenica AG*(2)	29,651
642	Implenia AG	19,030
32	Schweiter Technologies AG	30,162
1,068	Sunrise Communications Group AG*(1)(2)	79,799
368	Valiant Holding AG	40,008

		239,382

	Taiwan - 4.1%
21,000	Coretronic Corp.	29,344
73,000	Eva Airways Corp.	35,137
1,208	FLEXium Interconnect, Inc.	3,353
22,000	Fusheng Precision Co., Ltd.	140,247
49,563	Gigabyte Technology Co., Ltd.	84,894
15,000	Great Wall Enterprise Co., Ltd.	19,294
130,000	HannStar Display Corp.	27,624
14,000	Micro-Star International Co., Ltd.	39,666
20,469	Powertech Technology, Inc.	50,086
18,637	Primax Electronics Ltd.	32,462

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

28,000	Radiant Opto-Electronics Corp.	$93,755
40,000	Ruentex Industries Ltd.	97,233
10,871	Tripod Technology Corp.	38,501
21,000	United Integrated Services Co., Ltd.	102,770
14,562	Wistron NeWeb Corp.	34,319
14,083	WT Microelectronics Co., Ltd.	18,114
33,000	Zhen Ding Technology Holding Ltd.	105,610

		952,409

	Thailand - 0.3%
1,521	Fabrinet*	75,548

	United Kingdom - 4.1%
1,777	Aggreko plc	17,867
6,553	Avast plc(2)	25,020
26,190	Charter Court Financial Services Group plc(2)	98,830
6,303	Countryside Properties plc(2)	23,937
2,985	Daily Mail & General Trust plc	29,670
3,478	Dart Group plc	36,961
1,153	Euromoney Institutional Investor plc	19,106
4,294	Go-Ahead Group plc	107,769
2,010	Greggs plc	58,786
33,487	Halfords Group plc	95,722
8,083	Hudson Ltd. Class A*	111,465
3,804	John Laing Group plc(2)	19,065
1,505	Just Group plc	1,078
1,241	National Express Group plc	6,340
20,600	OneSavings Bank plc	95,065
5,385	Safestore Holdings plc REIT	42,046
392	Spectris plc	14,358
12,828	Stagecoach Group plc	20,718
113	Tate & Lyle plc	1,062
9,742	UNITE Group plc	120,825

		945,690

	United States - 32.2%
1,682	1-800-Flowers.com, Inc. Class A*	31,756
2,138	Aaron’s, Inc.	131,295
2,430	Abercrombie & Fitch Co., Class A(1)	38,977
355	Acushnet Holdings Corp.	9,322
86	Addus HomeCare Corp.*	6,446
607	AMC Networks, Inc. Class A*(1)	33,075
944	Amedisys, Inc.*	114,611
797	American National Insurance Co.	92,827
4,537	Amkor Technology, Inc.*	33,846
2,440	AMN Healthcare Services, Inc.*	132,370
1,289	ANGI Homeservices, Inc. Class A*(1)	16,770
229	AngioDynamics, Inc.*	4,509
1,456	Anika Therapeutics, Inc.*	59,143
4,843	Apollo Medical Holdings, Inc.*(1)	80,927
1,027	Arch Coal, Inc. Class A	96,754
1,605	Argan, Inc.	65,099
66	Atrion Corp.	56,281
6,079	Avaya Holdings Corp.*	72,401
1,508	Big Lots, Inc.	43,144
575	BioTelemetry, Inc.*	27,686
266	Blackstone Mortgage Trust, Inc. Class A REIT(1)	9,464
156	Boston Beer Co., Inc. Class A*(1)	58,931
625	BP Prudhoe Bay Royalty Trust	9,669
719	Brady Corp. Class A	35,461
1,455	Brinker International, Inc.(1)	57,254
3,478	Buckle, Inc.(1)	60,204
35	CACI International, Inc. Class A*	7,161
1,192	Cactus, Inc. Class A*	39,479
448	Cal-Maine Foods, Inc.(1)	18,691
662	Cambrex Corp.*	30,988
2,826	Casa Systems, Inc.*	18,171
166	Casey’s General Stores, Inc.	25,894

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

20	Chemed Corp.	$7,217
56	Chesapeake Utilities Corp.	5,321
1,411	Chico’s FAS, Inc.	4,755
718	Chimera Investment Corp. REIT(1)	13,549
91	Coca-Cola Bottling Co., Consolidated	27,232
465	CONMED Corp.	39,790
1,638	CONSOL Energy, Inc.*	43,587
1,825	Corvel Corp.*	158,793
1,186	CSG Systems International, Inc.	57,912
2,232	CVR Energy, Inc.	111,578
1,063	Designer Brands, Inc.	20,378
1,401	Dick’s Sporting Goods, Inc.(1)	48,517
553	Diodes, Inc.*	20,113
691	Dolby Laboratories, Inc. Class A	44,639
257	Douglas Dynamics, Inc.	10,226
841	EchoStar Corp. Class A*	37,273
1,805	Emergent BioSolutions, Inc.*	87,200
1,701	Employers Holdings, Inc.	71,901
4,414	Ennis, Inc.	90,575
2,010	Ensign Group, Inc.	114,409
1,148	ePlus, Inc.*	79,143
353	FB Financial Corp.	12,920
1,148	FBL Financial Group, Inc. Class A	73,242
2,690	First Interstate BancSystem, Inc. Class A	106,551
8,161	Five Point Holdings LLC Class A*(1)	61,371
691	Genesco, Inc.*	29,222
20,881	Genworth Financial, Inc. Class A*	77,469
911	Getty Realty Corp. REIT	28,022
2,423	Globus Medical, Inc. Class A*	102,493
87	Graham Holdings Co. Class B	60,033
607	Granite Point Mortgage Trust, Inc. REIT	11,648
538	Greenbrier Cos., Inc.	16,355
611	Greif, Inc. Class A	19,888
841	Guess?, Inc.(1)	13,582
3,911	H&R Block, Inc.(1)	114,592
1,273	Horace Mann Educators Corp.	51,289
77	Hub Group, Inc. Class A*	3,232
76	ICF International, Inc.	5,533
526	Ichor Holdings Ltd.*	12,435
423	Industrial Logistics Properties Trust REIT	8,807
1,681	Ingles Markets, Inc. Class A	52,330
5,132	Inovalon Holdings, Inc. Class A*(1)	74,465
2,133	Insight Enterprises, Inc.*	124,141
43	Insperity, Inc.	5,252
682	Kaman Corp.	43,437
288	Kelly Services, Inc. Class A	7,543
3,664	Laureate Education, Inc. Class A*	57,561
1,085	LHC Group, Inc.*	129,744
808	Louisiana-Pacific Corp.	21,186
1,360	Magellan Health, Inc.*	100,953
9,282	Magnolia Oil & Gas Corp. Class A*	107,486
817	ManTech International Corp. Class A	53,799
1,464	Marcus & Millichap, Inc. REIT*	45,164
2,115	Match Group, Inc.(1)	142,276
269	MAXIMUS, Inc.	19,513
261	McGrath Rent Corp.	16,221
1,940	MEDNAX, Inc.*	48,946
635	Mercury General Corp.	39,688
67	Meredith Corp.(1)	3,689
6,482	Meridian Bioscience, Inc.	77,006
2,473	MFA Financial, Inc. REIT	17,756
59	MicroStrategy, Inc. Class A*	8,455
835	MSG Networks, Inc. Class A*	17,318
931	Murphy USA, Inc.*	78,232
1,466	National HealthCare Corp.	118,966
1,108	National Presto Industries, Inc.(1)	103,365
377	National Western Life Group, Inc. Class A	96,889

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

2,306	NextGen Healthcare, Inc.*	$45,889
292	NorthWestern Corp.	21,068
313	NuVasive, Inc.*	18,323
1,018	Oritani Financial Corp.	18,059
2,512	Par Pacific Holdings, Inc.*	51,546
2,582	Patterson Cos., Inc.(1)	59,128
1,314	PC Connection, Inc.	45,964
1,738	PennyMac Financial Services, Inc.	38,549
875	PennyMac Mortgage Investment Trust REIT(1)	19,101
2,304	Phibro Animal Health Corp. Class A	73,198
9,259	Photronics, Inc.*	75,924
206	Portland General Electric Co.	11,159
2,932	Premier, Inc. Class A*	114,671
2,650	ProPetro Holding Corp.*	54,855
4,362	Renewable Energy Group, Inc.*(1)	69,181
1,335	REX American Resources Corp.*	97,322
297	Safety Insurance Group, Inc.	28,254
5,189	Sally Beauty Holdings, Inc.*(1)	69,221
58	Sanderson Farms, Inc.	7,921
2,495	Schneider National, Inc. Class B	45,509
124	Scholastic Corp.	4,122
882	Select Medical Holdings Corp.*	13,997
1,797	Selective Insurance Group, Inc.	134,577
725	Sleep Number Corp.*	29,283
4,474	SMART Global Holdings, Inc.*(1)	102,857
622	Spirit Airlines, Inc.*	29,688
3,912	Steelcase, Inc. Class A	66,895
977	Stepan Co.	89,796
124	Sturm Ruger & Co., Inc.(1)	6,756
1,452	Sunstone Hotel Investors, Inc. REIT	19,907
3,544	Sykes Enterprises, Inc.*	97,318
1,863	Telephone & Data Systems, Inc.	56,635
3,742	TPG RE Finance Trust, Inc. REIT	72,183
532	Trinseo S.A.	22,525
12,260	TrustCo Bank Corp.	97,099
42	TTM Technologies, Inc.*	428
407	U.S. Physical Therapy, Inc.	49,886
48	UniFirst Corp.	9,051
5,589	Unisys Corp.*(1)	54,325
1,235	United Fire Group, Inc.	59,848
2,516	United States Cellular Corp.*	112,390
87	Unitil Corp.	5,210
1,025	Universal Corp.	62,289
110	USANA Health Sciences, Inc.*	8,737
4,607	Virtu Financial, Inc. Class A(1)	100,340
374	Vishay Intertechnology, Inc.	6,179
4,068	Warrior Met Coal, Inc.	106,256
2,509	Weis Markets, Inc.	91,353
110	Williams-Sonoma, Inc.(1)	7,150

		7,514,701

	Total Common Stocks (cost $22,152,538)	$23,110,425

Preferred Stocks - 0.2%
	Germany - 0.2%
6,726	Schaeffler AG, 4.39%	50,124

	Total Preferred Stocks (cost $89,041)	$50,124

	Total Long-Term Investments (cost $22,241,579)	$23,160,549

Short-Term Investments - 1.9%
	Securities Lending Collateral - 1.9%
442,087	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (3)	$442,087

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

	U.S. Treasury Bill - 0.0%

$10,000	2.29%, 09/12/2019(4)(5)		9,958

	Total Short-Term Investments (cost $452,041)		$452,045

	Total Investments (cost $22,693,620)	101.1%	$23,612,594
	Other Assets and Liabilities	(1.1)%	(252,281)

	Total Net Assets	100.0%	$23,360,313

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $981,565, representing 4.2% of net assets.

(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	1	09/20/2019	$78,355	$1,931
MSCI EAFE Index Future	1	09/20/2019	96,165	2,603

Total				$4,534

Total futures contracts				$4,534

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Multifactor Global Small Cap ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,353,212	$1,321,132	$32,080	$—
Belgium	44,694	44,694	—	—
Bermuda	95,154	95,154	—	—
Brazil	378,164	378,164	—	—
Canada	1,083,402	1,083,402	—	—
China	1,724,188	1,724,188	—	—
Denmark	113,870	19,202	94,668	—
Finland	8,434	8,434	—	—
France	421,132	300,962	120,170	—
Georgia	47,453	47,453	—	—
Germany	238,211	172,029	66,182	—
Hong Kong	640,723	536,563	104,160	—
Ireland	24,821	24,821	—	—
Israel	336,059	275,773	60,286	—
Italy	217,647	217,647	—	—
Japan	3,658,143	3,427,559	230,584	—
Liechtenstein	46,935	46,935	—	—
Luxembourg	51,095	24,772	26,323	—
Netherlands	91,861	91,861	—	—
New Zealand	222,392	122,651	99,741	—
Norway	160,776	155,598	5,178	—
Poland	123,030	123,030	—	—
Singapore	191,441	172,453	18,988	—
South Africa	343,245	343,245	—	—
South Korea	1,239,019	1,239,019	—	—
Spain	49,368	33,307	16,061	—
Sweden	478,226	392,541	85,685	—
Switzerland	239,382	148,148	91,234	—
Taiwan	952,409	952,409	—	—
Thailand	75,548	75,548	—	—
United Kingdom	945,690	906,312	39,378	—
United States	7,514,701	7,514,701	—	—
Preferred Stocks	50,124	50,124	—	—
Short-Term Investments	452,045	442,087	9,958	—
Futures Contracts(2)	4,534	4,534	—	—

Total	$23,617,128	$22,516,452	$1,100,676	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Australia - 7.2%
1,038	AGL Energy Ltd.	$14,576
1,851	Amcor Ltd.	21,030
8,447	Aurizon Holdings Ltd.	32,009
869	Australia & New Zealand Banking Group Ltd.	17,203
1,234	Caltex Australia Ltd.	21,432
72	Cochlear Ltd.	10,451
51	Commonwealth Bank of Australia	2,963
2,169	Computershare Ltd.	24,673
183	CSL Ltd.	27,610
5,511	DuluxGroup Ltd.	36,044
1,349	GPT Group REIT	5,822
627	National Australia Bank Ltd.	11,757
598	Ramsay Health Care Ltd.	30,315
1,640	Sonic Healthcare Ltd.	31,189
920	Stockland REIT	2,692
1,462	Tabcorp Holdings Ltd.	4,566
2,956	Transurban Group	30,576
1,224	Wesfarmers Ltd.	31,059
260	Westpac Banking Corp.	5,174
1,351	Woolworths Group Ltd.(1)	31,504

		392,645

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,561

	Brazil - 0.4%
4,809	Ambev S.A.	22,447

	Canada - 10.2%
205	Alimentation Couche-Tard, Inc. Class B	12,928
359	Bank of Montreal	27,176
333	Bank of Nova Scotia	17,925
601	BCE, Inc.	27,402
1,410	CAE, Inc.	37,992
600	Canadian Apartment Properties REIT	22,205
200	Canadian Imperial Bank of Commerce(1)	15,761
303	Canadian National Railway Co.	28,103
165	Canadian Tire Corp. Ltd. Class A	18,016
325	CCL Industries, Inc. Class B	15,972
65	CGI, Inc.*	5,008
587	Enbridge, Inc.(1)	21,248
1,500	First Capital Realty, Inc.(1)	25,093
6	George Weston Ltd.	456
210	Imperial Oil Ltd.	5,827
536	Inter Pipeline Ltd.(1)	8,355
48	Loblaw Cos., Ltd.	2,463
9	Onex Corp.	544
637	Pembina Pipeline Corp.	23,764
135	Quebecor, Inc. Class B	3,222
1,359	RioCan Real Estate Investment Trust REIT	27,029
495	Rogers Communications, Inc. Class B(1)	26,554
265	Royal Bank of Canada	21,105
1,352	Shaw Communications, Inc. Class B	27,645
843	Suncor Energy, Inc.	26,353
416	TC Energy Corp.	20,667
876	TELUS Corp.	32,453
152	Thomson Reuters Corp.	9,798
416	Toronto-Dominion Bank	24,360
300	WSP Global, Inc.	16,550

		551,974

	China - 2.5%
27,000	China Construction Bank Corp. Class H	23,259
1,500	China Merchants Bank Co., Ltd. Class H	7,478
46,000	China Telecom Corp. Ltd. Class H	23,140

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

6,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)	$18,624
20,000	Guangzhou Automobile Group Co., Ltd. Class H	21,350
4,000	Jiangsu Expressway Co., Ltd. Class H	5,694
2,300	Shenzhou International Group Holdings Ltd.	31,619
18,000	Zall Smart Commerce Group Ltd.*	2,419

		133,583

	Denmark - 2.0%
201	Carlsberg A/S Class B	26,688
243	Coloplast A/S Class B	27,503
310	DSV A/S	30,489
456	Novo Nordisk A/S Class B	23,273

		107,953

	Finland - 0.1%
125	Kone Oyj Class B	7,388

	France - 4.0%
232	Air Liquide S.A.	32,510
193	EssilorLuxottica S.A.	25,221
46	Hermes International	33,222
74	L’Oreal S.A.	21,110
1,926	Orange S.A.	30,411
267	Sanofi	23,081
144	Sodexo S.A.	16,858
63	Thales S.A.	7,795
447	TOTAL S.A.	25,083
5	Vinci S.A.	513

		215,804

	Germany - 3.4%
114	adidas AG	35,247
118	Allianz SE	28,488
169	BASF SE	12,302
1,356	Deutsche Telekom AG	23,491
236	Merck KGaA	24,715
248	SAP SE	34,105
240	Siemens AG	28,588

		186,936

	Hong Kong - 6.0%
2,000	China Mobile Ltd.	18,214
17,000	CITIC Ltd.	24,502
1,500	CK Hutchison Holdings Ltd.	14,784
2,000	CK Infrastructure Holdings Ltd.	16,307
2,500	CLP Holdings Ltd.	27,584
1,100	Dairy Farm International Holdings Ltd.	7,865
8,000	Guangdong Investment Ltd.	15,831
800	Hang Seng Bank Ltd.	19,917
11,000	HKBN Ltd.	19,825
11,616	Hong Kong & China Gas Co., Ltd.	25,752
300	Jardine Strategic Holdings Ltd.	11,439
3,000	Link REIT	36,864
3,524	MTR Corp. Ltd.	23,726
13,000	PCCW Ltd.	7,505
1,000	Power Assets Holdings Ltd.	7,194
2,000	Swire Pacific Ltd. Class A	24,576
1,400	VTech Holdings Ltd.	12,526
10,000	Zhongyu Gas Holdings Ltd.	10,291

		324,702

	India - 2.5%
118	HDFC Bank Ltd. ADR	15,345
2,515	Infosys Ltd. ADR(1)	26,910
1,396	Larsen & Toubro Ltd. GDR	31,201
774	Mahindra & Mahindra Ltd. GDR	7,198
5,182	Wipro Ltd. ADR	22,438

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

529	WNS Holdings Ltd. ADR*	$31,317

		134,409

	Indonesia - 2.7%
52,200	Astra International Tbk PT	27,527
12,500	Bank Central Asia Tbk PT	26,522
65,185	Chandra Asri Petrochemical Tbk PT	22,932
1,614,100	Hanson International Tbk PT*	11,996
13,900	Indofood CBP Sukses Makmur Tbk PT	9,987
77,000	Telekomunikasi Indonesia Persero Tbk PT	22,564
7,000	Unilever Indonesia Tbk PT	22,297

		143,825

	Ireland - 1.0%
583	CRH plc	19,048
1,189	Experian plc	36,075

		55,123

	Israel - 2.4%
315	Alony Hetz Properties & Investments Ltd.	4,086
171	Azrieli Group Ltd.	11,459
200	Check Point Software Technologies Ltd.*(1)	23,122
247	Nice Ltd.*	33,595
108	Paz Oil Co., Ltd.	15,183
964	Radware Ltd.*	23,840
216	Taro Pharmaceutical Industries Ltd.	18,451

		129,736

	Italy - 1.4%
1,620	Eni S.p.A.	26,946
644	Recordati S.p.A.	26,886
4,840	Snam S.p.A.	24,092

		77,924

	Japan - 15.3%
700	ANA Holdings, Inc.	23,182
1,600	Astellas Pharma, Inc.	22,796
500	Bridgestone Corp.	19,686
1,100	Canon, Inc.	32,120
300	Chugai Pharmaceutical Co., Ltd.	19,603
1,800	DeNA Co., Ltd.	34,500
400	Denso Corp.	16,829
300	East Japan Railway Co.	28,068
600	FUJIFILM Holdings Corp.	30,423
100	Hankyu Hanshin Holdings, Inc.	3,583
1,700	ITOCHU Corp.	32,512
500	Japan Airlines Co., Ltd.	15,978
5	Japan Logistics Fund, Inc. REIT	11,449
2,300	Japan Post Holdings Co., Ltd.	26,044
1	Japan Real Estate Investment Corp. REIT	6,089
1	Japan Retail Fund Investment Corp. REIT	2,023
500	Kaken Pharmaceutical Co., Ltd.	23,390
200	KDDI Corp.	5,093
500	Kintetsu Group Holdings Co., Ltd.	23,946
300	Kuraray Co., Ltd.	3,584
500	McDonald’s Holdings Co. Japan Ltd.	22,044
500	Mitsubishi Corp.	13,180
1,600	Mitsubishi Electric Corp.	21,073
600	Mitsubishi Heavy Industries Ltd.	26,124
300	Mitsubishi Tanabe Pharma Corp.	3,341
600	Mitsui & Co., Ltd.	9,768
9,700	Mizuho Financial Group, Inc.	14,054
300	Nagoya Railroad Co., Ltd.	8,300
700	NEC Corp.	27,548
1,800	Nippon Kayaku Co., Ltd.	21,669
3,500	Nissan Motor Co., Ltd.	25,066
900	NTT DOCOMO, Inc.	20,988
200	Oriental Land Co., Ltd.	24,763

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

400	Otsuka Holdings Co., Ltd.	$13,054
300	Secom Co., Ltd.	25,823
1,900	Seiko Epson Corp.	30,068
1,900	Sekisui House Ltd.	31,311
100	Seven & i Holdings Co., Ltd.	3,386
1,600	Skylark Holdings Co., Ltd.	27,934
1,300	Sumitomo Rubber Industries Ltd.(1)	15,034
200	Tokio Marine Holdings, Inc.	10,022
500	Toyota Motor Corp.	31,038
5,500	Yamada Denki Co., Ltd.	24,350

		830,836

	Malaysia - 2.3%
23,500	DiGi.Com Bhd	28,717
7,400	HAP Seng Consolidated Bhd	17,817
15,300	IHH Healthcare Bhd	21,474
2,200	Kuala Lumpur Kepong Bhd	13,075
5,000	Maxis Bhd	6,739
11,500	Petronas Chemicals Group Bhd	23,376
3,200	Tenaga Nasional Bhd	10,717

		121,915

	Mexico - 0.2%
1,204	Fomento Economico Mexicano S.A.B. de C.V.	11,638

	Netherlands - 1.3%
78	Koninklijke DSM N.V.	9,655
137	Koninklijke Philips N.V.	5,957
616	QIAGEN N.V.*	25,037
895	Royal Dutch Shell plc Class A	29,303

		69,952

	Norway - 1.7%
1,785	Atea ASA*	24,285
1,265	Equinor ASA	24,993
832	Marine Harvest ASA*(1)	19,463
1,067	Telenor ASA	22,664

		91,405

	Philippines - 0.8%
9,400	Ayala Land, Inc.	9,320
1,530	Manila Electric Co.	11,557
640	SM Investments Corp.	12,104
10,800	SM Prime Holdings, Inc.	7,821

		40,802

	Portugal - 0.0%
109	Galp Energia SGPS S.A.	1,679

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR	6,450

	Singapore - 0.9%
200	Ascendas Real Estate Investment Trust REIT	461
2,700	Mapletree Logistics Trust REIT	3,173
3,900	SATS Ltd.	15,047
5,400	Singapore Telecommunications Ltd.	13,970
1,300	Suntec Real Estate Investment Trust REIT	1,864
2,300	UOL Group Ltd.	12,835

		47,350

	South Africa - 0.5%
19,110	Fortress REIT Ltd. Class A, REIT	29,055

	South Korea - 5.4%
42	Chong Kun Dang Pharmaceutical Corp.	3,354
56	GS Home Shopping, Inc.	8,347
308	Hyundai Department Store Co., Ltd.	22,060
274	Hyundai Home Shopping Network Corp.	25,154
206	Hyundai Motor Co.	24,977
916	Kangwon Land, Inc.	23,998

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

65	KB Financial Group, Inc.	$2,581
594	Kia Motors Corp.	22,635
1,790	KT Corp. ADR	22,142
181	LG Corp.	12,055
88	NongShim Co., Ltd.	19,358
15	Ottogi Corp.	8,899
275	S-1 Corp.	23,245
647	Samsung Electronics Co., Ltd.	26,336
196	Shinhan Financial Group Co., Ltd.	7,622
74	SK Holdings Co., Ltd.	14,869
121	SK Telecom Co., Ltd.	27,141

		294,773

	Spain - 1.0%
307	Amadeus IT Group S.A.	24,354
3,644	Telefonica S.A.	29,966

		54,320

	Sweden - 1.3%
1,216	Assa Abloy AB Class B	27,510
793	Swedbank AB Class A	11,919
6,599	Telia Co., AB	29,331

		68,760

	Switzerland - 2.8%
58	Alcon, Inc.*	3,586
12	Givaudan S.A.	33,920
296	Nestle S.A.	30,681
291	Novartis AG	26,623
81	Roche Holding AG	22,817
259	Swiss Re AG	26,362
15	Swisscom AG	7,540

		151,529

	Taiwan - 5.3%
2,000	Cheng Shin Rubber Industry Co., Ltd.	2,582
10,000	Chong Hong Construction Co., Ltd.	28,751
8,000	Chunghwa Telecom Co., Ltd.	29,105
41,000	Compal Electronics, Inc.	26,863
26,000	Everlight Electronics Co., Ltd.	24,276
2,000	Far EasTone Telecommunications Co., Ltd.	5,042
1,000	Formosa Chemicals & Fibre Corp.	3,316
2,000	Formosa Plastics Corp.	7,373
2,000	Foxconn Technology Co., Ltd.	4,063
6,000	Highwealth Construction Corp.	9,553
2,800	Hon Hai Precision Industry Co., Ltd.	6,978
2,000	Hung Sheng Construction Ltd.	1,339
3,000	Nan Ya Plastics Corp.	7,592
7,000	Pou Chen Corp.	8,677
2,000	Powertech Technology, Inc.	4,894
8,000	Sinbon Electronics Co., Ltd.	29,234
1,000	Supreme Electronics Co., Ltd.	1,016
2,000	Taiwan Mobile Co., Ltd.	7,888
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,085
12,000	Uni-President Enterprises Corp.	31,951
20,000	WT Microelectronics Co., Ltd.	25,725

		289,303

	Thailand - 3.0%
1,000	Advanced Info Service PCL NVDR	7,108
13,800	Airports of Thailand PCL NVDR	33,074
261,700	Bangkok Land PCL NVDR	14,678
1,400	Bumrungrad Hospital PCL NVDR	7,715
10,500	Central Pattana PCL NVDR	25,679
10,600	CP ALL PCL NVDR	29,725
900	Electricity Generating PCL NVDR	9,538
2,900	Ratch Group PCL NVDR	6,312
1,404	Siam Cement PCL NVDR	21,609

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

10,700	Supalai PCL NVDR	$8,199

		163,637

	Turkey - 1.4%
1,252	BIM Birlesik Magazalar A.S.	17,241
26,762	Enka Insaat ve Sanayi A.S.	25,309
2,060	KOC Holding A.S.	6,247
16,744	Soda Sanayii A.S.	18,412
501	Tupras Turkiye Petrol Rafinerileri A.S.	9,961

		77,170

	United Kingdom - 10.5%
343	AstraZeneca plc	28,104
1,700	BAE Systems plc	10,718
4,296	BP plc	29,995
1,111	Compass Group plc	26,682
465	Croda International plc	30,300
780	Diageo plc	33,593
362	Ferguson plc*	25,800
1,152	GlaxoSmithKline plc	23,115
1,359	Halma plc	34,938
2,031	HSBC Holdings plc	16,980
2,598	Informa plc	27,609
348	InterContinental Hotels Group plc	22,907
292	Intertek Group plc	20,447
156	Linde plc	31,325
2,132	Pearson plc	22,233
1,091	RELX plc	26,514
6,238	Rentokil Initial plc	31,558
3,799	Rightmove plc	25,853
628	Sage Group plc	6,413
1,415	Smith & Nephew plc	30,705
174	Smiths Group plc	3,466
493	Unilever N.V.	30,070
387	Unilever plc	24,107
4,728	Vodafone Group plc	7,782

		571,214

	United States - 0.1%
62	Carnival plc	2,745

	Total Common Stocks (cost $4,981,743)	$5,410,543

Preferred Stocks - 0.1%
	Germany - 0.1%
52	Fuchs Petrolub SE, 2.01%	2,048

	South Korea - 0.0%
6	CJ Corp. *(3)(4)	190

	Total Preferred Stocks (cost $2,664)	$2,238

	Total Long-Term Investments (cost $4,984,407)	$5,412,781

Short-Term Investments - 0.6%
	Securities Lending Collateral - 0.6%
34,284	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (5)	34,284

	Total Short-Term Investments (cost $34,284)	$34,284

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Total Investments (cost $5,018,691)	100.4%	$	5,447,065
Other Assets and Liabilities	(0.4)%		(19,924)

Total Net Assets	100.0%	$	5,427,141

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of this security was $18,624, representing 0.3% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At June 30, 2019, the aggregate fair value of this security was $190, which represented 0.0% of total net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility International Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$392,645	$171,886	$220,759	$—
Belgium	1,561	1,561	—	—
Brazil	22,447	22,447	—	—
Canada	551,974	551,974	—	—
China	133,583	133,583	—	—
Denmark	107,953	57,177	50,776	—
Finland	7,388	7,388	—	—
France	215,804	175,499	40,305	—
Germany	186,936	149,919	37,017	—
Hong Kong	324,702	245,371	79,331	—
India	134,409	134,409	—	—
Indonesia	143,825	143,825	—	—
Ireland	55,123	55,123	—	—
Israel	129,736	129,736	—	—
Italy	77,924	51,038	26,886	—
Japan	830,836	600,461	230,375	—
Malaysia	121,915	121,915	—	—
Mexico	11,638	11,638	—	—
Netherlands	69,952	69,952	—	—
Norway	91,405	71,942	19,463	—
Philippines	40,802	40,802	—	—
Portugal	1,679	1,679	—	—
Russia	6,450	6,450	—	—
Singapore	47,350	33,380	13,970	—
South Africa	29,055	29,055	—	—
South Korea	294,773	294,773	—	—
Spain	54,320	24,354	29,966	—
Sweden	68,760	27,510	41,250	—
Switzerland	151,529	117,609	33,920	—
Taiwan	289,303	289,303	—	—
Thailand	163,637	163,637	—	—
Turkey	77,170	77,170	—	—
United Kingdom	571,214	465,109	106,105	—
United States	2,745	2,745	—	—
Preferred Stocks	2,238	2,048	—	190
Short-Term Investments	34,284	34,284	—	—

Total	$5,447,065	$4,516,752	$930,123	$190

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Banks - 1.1%
374	Capitol Federal Financial, Inc.	$5,150
34	Commerce Bancshares, Inc.(1)	2,028
121	JP Morgan Chase & Co.	13,528
1,321	TFS Financial Corp.(1)	23,871
656	US Bancorp	34,374

		78,951

	Capital Goods - 7.6%
316	3M Co.	54,775
30	Allegion plc	3,317
29	ESCO Technologies, Inc.	2,396
156	General Dynamics Corp.	28,364
609	Honeywell International, Inc.	106,325
49	IDEX Corp.	8,435
136	Ingersoll-Rand plc	17,227
582	Kaman Corp.	37,068
38	Lennox International, Inc.	10,450
217	Lincoln Electric Holdings, Inc.	17,863
172	Lockheed Martin Corp.	62,529
226	MSC Industrial Direct Co., Inc. Class A	16,783
124	Northrop Grumman Corp.	40,066
338	Raytheon Co.	58,771
12	Roper Technologies, Inc.	4,395
485	Toro Co.	32,447
477	United Technologies Corp.	62,105
45	Watsco, Inc.	7,359

		570,675

	Commercial & Professional Services - 4.9%
1,612	CBIZ, Inc.*	31,579
58	Cintas Corp.	13,763
590	Exponent, Inc.	34,539
461	IAA, Inc.*	17,878
264	ICF International, Inc.	19,219
141	IHS Markit Ltd.*	8,984
461	KAR Auction Services, Inc.	11,525
568	McGrath Rent Corp.	35,301
659	Republic Services, Inc.	57,096
826	Rollins, Inc.	29,629
53	UniFirst Corp.	9,994
146	Verisk Analytics, Inc.	21,383
701	Waste Management, Inc.	80,874

		371,764

	Consumer Durables & Apparel - 0.7%
314	Columbia Sportswear Co.	31,450
299	Garmin Ltd.	23,860

		55,310

	Consumer Services - 9.0%
269	Bright Horizons Family Solutions, Inc.*	40,584
481	Carnival Corp.	22,391
566	Cheesecake Factory, Inc.(1)	24,746
204	Cracker Barrel Old Country Store, Inc.(1)	34,829
471	Darden Restaurants, Inc.	57,335
460	Dunkin’ Brands Group, Inc.	36,644
49	Graham Holdings Co. Class B	33,811
119	H&R Block, Inc.(1)	3,487
229	Hilton Worldwide Holdings, Inc.	22,382
296	Hyatt Hotels Corp. Class A	22,534
79	Jack in the Box, Inc.	6,430
579	McDonald’s Corp.	120,235
711	Service Corp. International	33,261
457	ServiceMaster Global Holdings, Inc.*	23,805

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

850	Starbucks Corp.	$71,255
1,963	Wendy’s Co.	38,436
726	Yum! Brands, Inc.	80,346

		672,511

	Diversified Financials - 3.9%
2,792	AGNC Investment Corp. REIT	46,961
65	American Express Co.	8,024
3,481	Annaly Capital Management, Inc. REIT	31,782
1,410	Apollo Commercial Real Estate Finance, Inc. REIT	25,930
171	ARMOUR Residential, Inc. REIT(1)	3,187
312	Berkshire Hathaway, Inc. Class B*	66,509
878	Blackstone Mortgage Trust, Inc. Class A REIT(1)	31,239
483	Chimera Investment Corp. REIT(1)	9,114
74	CME Group, Inc.	14,364
166	Invesco Mortgage Capital, Inc. REIT	2,676
2,449	MFA Financial, Inc. REIT	17,584
15	Nasdaq, Inc.	1,443
811	Redwood Trust, Inc. REIT	13,406
418	Starwood Property Trust, Inc. REIT	9,497
1,075	Two Harbors Investment Corp. REIT	13,620

		295,336

	Energy - 3.9%
856	Chevron Corp.	106,521
1,264	Exxon Mobil Corp.	96,860
593	Occidental Petroleum Corp.	29,816
57	ONEOK, Inc.	3,922
586	Phillips 66	54,815

		291,934

	Food & Staples Retailing - 1.5%
102	Costco Wholesale Corp.	26,955
435	Sysco Corp.	30,763
498	Walmart, Inc.	55,024

		112,742

	Food, Beverage & Tobacco - 4.6%
60	Altria Group, Inc.	2,841
1,227	Archer-Daniels-Midland Co.	50,062
27	Brown-Forman Corp. Class B	1,497
1,627	Coca-Cola Co.	82,847
325	Hershey Co.	43,560
441	Hormel Foods Corp.(1)	17,878
601	Kellogg Co.	32,195
18	Lancaster Colony Corp.	2,675
35	McCormick & Co., Inc.	5,425
436	Mondelez International, Inc. Class A	23,500
508	PepsiCo., Inc.	66,614
347	Tootsie Roll Industries, Inc.(1)	12,815

		341,909

	Health Care Equipment & Services - 5.3%
278	Abbott Laboratories	23,380
555	Baxter International, Inc.	45,455
315	Danaher Corp.	45,020
28	Laboratory Corp. of America Holdings*	4,841
1,018	Medtronic plc	99,143
389	Quest Diagnostics, Inc.	39,604
221	STERIS plc*	32,902
62	Stryker Corp.	12,746
400	UnitedHealth Group, Inc.	97,604

		400,695

	Household & Personal Products - 2.4%
319	Church & Dwight Co., Inc.	23,306
216	Clorox Co.	33,072
384	Colgate-Palmolive Co.	27,521

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

76	Herbalife Nutrition Ltd.*	$3,250
104	Kimberly-Clark Corp.	13,861
637	Procter & Gamble Co.	69,847
74	WD-40 Co.(1)	11,769

		182,626

	Insurance - 3.3%
558	Aflac, Inc.	30,584
26	Alleghany Corp.*	17,709
129	American Financial Group, Inc.	13,219
142	American National Insurance Co.	16,539
26	Aon plc	5,017
11	Argo Group International Holdings Ltd.	815
188	Arthur J Gallagher & Co.	16,467
569	Axis Capital Holdings Ltd.	33,941
184	Brown & Brown, Inc.	6,164
90	Chubb Ltd.	13,256
91	Erie Indemnity Co. Class A	23,139
69	Everest Re Group Ltd.	17,055
367	Loews Corp.	20,064
141	Torchmark Corp.	12,614
7	White Mountains Insurance Group Ltd.	7,150
259	WR Berkley Corp.	17,076

		250,809

	Materials - 8.5%
390	Air Products & Chemicals, Inc.	88,284
332	AptarGroup, Inc.	41,281
292	Ashland Global Holdings, Inc.	23,351
297	Balchem Corp.	29,691
372	Ball Corp.	26,036
115	Eastman Chemical Co.	8,950
405	Ecolab, Inc.	79,963
168	International Flavors & Fragrances, Inc.(1)	24,375
415	Linde plc	83,332
265	LyondellBasell Industries N.V. Class A	22,825
75	NewMarket Corp.	30,071
101	PPG Industries, Inc.	11,788
143	Reliance Steel & Aluminum Co.	13,531
639	RPM International, Inc.	39,049
20	Sensient Technologies Corp.	1,470
54	Sherwin-Williams Co.	24,748
1,184	Silgan Holdings, Inc.	36,230
585	Sonoco Products Co.	38,224
247	WR Grace & Co.	18,799

		641,998

	Media & Entertainment - 5.7%
7	Alphabet, Inc. Class A*	7,580
29	Cable One, Inc.	33,959
485	Cinemark Holdings, Inc.	17,508
786	Comcast Corp. Class A	33,232
450	Fox Corp. Class A*	16,488
1,121	Interpublic Group of Cos., Inc.	25,323
349	John Wiley & Sons, Inc. Class A	16,005
681	Omnicom Group, Inc.(1)	55,808
739	Tribune Media Co., Class A	34,157
1,329	Walt Disney Co.	185,581

		425,641

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
43	Amgen, Inc.	7,924
53	Bio-Rad Laboratories, Inc. Class A*	16,567
256	Eli Lilly & Co.	28,362
757	Johnson & Johnson	105,435
1,018	Merck & Co., Inc.	85,359
1,931	Pfizer, Inc.	83,651

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

220	Zoetis, Inc.	$24,968

		352,266

	Real Estate - 6.3%
431	American Campus Communities, Inc. REIT	19,895
211	American Tower Corp. REIT	43,139
296	Apartment Investment & Management Co. Class A, REIT	14,836
836	Apple Hospitality, Inc. REIT	13,259
62	AvalonBay Communities, Inc. REIT	12,597
77	Camden Property Trust REIT	8,038
229	Crown Castle International Corp. REIT	29,850
220	Douglas Emmett, Inc. REIT	8,765
7	EastGroup Properties, Inc. REIT	812
141	EPR Properties REIT	10,517
1,052	Equity Commonwealth REIT	34,211
294	Equity LifeStyle Properties, Inc. REIT	35,674
29	Essex Property Trust, Inc. REIT	8,466
439	Gaming and Leisure Properties, Inc. REIT	17,112
91	Life Storage, Inc. REIT	8,652
389	LTC Properties, Inc. REIT	17,762
120	Mid-America Apartment Communities, Inc. REIT	14,131
325	National Health Investors, Inc. REIT	25,360
133	PS Business Parks, Inc. REIT	22,414
75	Public Storage REIT	17,863
565	Rayonier, Inc. REIT	17,119
1,344	Retail Opportunity Investments Corp. REIT	23,023
239	Sun Communities, Inc. REIT	30,637
281	UDR, Inc. REIT	12,614
111	Ventas, Inc. REIT	7,587
38	Washington Real Estate Investment Trust REIT	1,016
220	WP Carey, Inc. REIT	17,860

		473,209

	Retailing - 3.9%
42	AutoZone, Inc.*	46,178
102	Expedia Group, Inc.	13,569
479	Genuine Parts Co.	49,615
363	Home Depot, Inc.	75,493
148	Murphy USA, Inc.*	12,436
4	O’Reilly Automotive, Inc.*	1,477
162	Pool Corp.	30,942
1,261	TJX Cos., Inc.	66,682

		296,392

	Semiconductors & Semiconductor Equipment - 0.3%
398	Intel Corp.	19,052

	Software & Services - 9.2%
426	Accenture plc Class A	78,712
917	Amdocs Ltd.	56,937
259	Automatic Data Processing, Inc.	42,820
73	Broadridge Financial Solutions, Inc.	9,321
465	CDK Global, Inc.	22,990
381	Citrix Systems, Inc.	37,391
16	Cognizant Technology Solutions Corp. Class A	1,014
56	ExlService Holdings, Inc.*	3,703
348	Fidelity National Information Services, Inc.	42,693
506	Fiserv, Inc.*(1)	46,127
537	Genpact Ltd.	20,454
117	International Business Machines Corp.	16,134
300	Jack Henry & Associates, Inc.	40,176
57	Mastercard, Inc. Class A	15,078
488	MAXIMUS, Inc.	35,400
303	Microsoft Corp.	40,590
499	Oracle Corp.	28,428
680	Paychex, Inc.	55,957
231	Visa, Inc. Class A	40,090

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

2,862	Western Union Co.(1)	$56,925

		690,940

	Technology Hardware & Equipment - 1.9%
463	Amphenol Corp. Class A	44,420
381	Cisco Systems, Inc.	20,852
48	Dolby Laboratories, Inc. Class A	3,101
296	Juniper Networks, Inc.	7,883
278	Motorola Solutions, Inc.	46,351
186	TE Connectivity Ltd.	17,815

		140,422

	Telecommunication Services - 4.3%
3,493	AT&T, Inc.	117,050
703	Cogent Communications Holdings, Inc.	41,730
761	T-Mobile US, Inc.*	56,421
1,872	Verizon Communications, Inc.	106,947

		322,148

	Transportation - 2.3%
93	AMERCO	35,205
257	CH Robinson Worldwide, Inc.	21,678
81	Expeditors International of Washington, Inc.	6,145
249	J.B. Hunt Transport Services, Inc.	22,761
218	Landstar System, Inc.	23,542
212	Union Pacific Corp.	35,851
248	United Parcel Service, Inc. Class B	25,611

		170,793

	Utilities - 4.5%
458	Alliant Energy Corp.	22,479
65	American Electric Power Co., Inc.	5,721
141	American Water Works Co., Inc.	16,356
125	Atmos Energy Corp.	13,195
163	CenterPoint Energy, Inc.	4,667
264	CMS Energy Corp.	15,288
231	Consolidated Edison, Inc.	20,254
32	Dominion Energy, Inc.	2,474
133	DTE Energy Co.	17,008
195	Duke Energy Corp.	17,207
103	Entergy Corp.	10,602
147	Evergy, Inc.	8,842
503	Hawaiian Electric Industries, Inc.	21,906
70	IDACORP, Inc.	7,030
1,310	MDU Resources Group, Inc.	33,798
29	NextEra Energy, Inc.	5,941
114	Portland General Electric Co.	6,175
138	Public Service Enterprise Group, Inc.	8,117
443	Southern Co.	24,489
289	Spire, Inc.	24,253
57	UGI Corp.	3,044
316	WEC Energy Group, Inc.	26,345
380	Xcel Energy, Inc.	22,606

		337,797

	Total Common Stocks (cost $6,505,296)	$7,495,920

Short-Term Investments - 0.2%
	Securities Lending Collateral - 0.2%
10,457	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (2)	10,457

	Total Short-Term Investments (cost $10,457)	$10,457

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Total Investments (cost $6,515,753)	100.0%	$7,506,377
Other Assets and Liabilities	0.0%	1,896

Total Net Assets	100.0%	$7,508,273

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Low Volatility US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$78,951	$78,951	$—	$—
Capital Goods	570,675	570,675	—	—
Commercial & Professional Services	371,764	371,764	—	—
Consumer Durables & Apparel	55,310	55,310	—	—
Consumer Services	672,511	672,511	—	—
Diversified Financials	295,336	295,336	—	—
Energy	291,934	291,934	—	—
Food & Staples Retailing	112,742	112,742	—	—
Food, Beverage & Tobacco	341,909	341,909	—	—
Health Care Equipment & Services	400,695	400,695	—	—
Household & Personal Products	182,626	182,626	—	—
Insurance	250,809	250,809	—	—
Materials	641,998	641,998	—	—
Media & Entertainment	425,641	425,641	—	—
Pharmaceuticals, Biotechnology & Life Sciences	352,266	352,266	—	—
Real Estate	473,209	473,209	—	—
Retailing	296,392	296,392	—	—
Semiconductors & Semiconductor Equipment	19,052	19,052	—	—
Software & Services	690,940	690,940	—	—
Technology Hardware & Equipment	140,422	140,422	—	—
Telecommunication Services	322,148	322,148	—	—
Transportation	170,793	170,793	—	—
Utilities	337,797	337,797	—	—
Short-Term Investments	10,457	10,457	—	—

Total	$7,506,377	$7,506,377	$—	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

Hartford Multifactor REIT ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Diversified REITs - 9.8%
7,604	American Assets Trust, Inc. REIT	$358,300
22,001	Armada Hoffler Properties, Inc. REIT	364,117
20,950	Empire State Realty Trust, Inc. Class A, REIT	310,270
11,882	Gladstone Commercial Corp. REIT	252,136
37,749	Lexington Realty Trust REIT	355,218

		1,640,041

	Health Care REITs - 10.2%
7,433	LTC Properties, Inc. REIT	339,391
18,317	Medical Properties Trust, Inc. REIT	319,448
4,324	National Health Investors, Inc. REIT	337,402
9,444	Omega Healthcare Investors, Inc. REIT	347,067
18,789	Sabra Healthcare, Inc. REIT	369,955

		1,713,263

	Hotel & Resort REITs - 10.0%
12,321	Hospitality Properties Trust REIT	308,025
16,677	Host Hotels & Resorts, Inc. REIT	303,855
10,964	MGM Growth Properties LLC Class A, REIT	336,047
3,993	Ryman Hospitality Properties, Inc. REIT	323,792
4,915	Summit Hotel Properties, Inc. REIT	56,375
16,759	Xenia Hotels & Resorts, Inc. REIT	349,425

		1,677,519

	Industrial REITs - 7.7%
11,242	Americold Realty Trust REIT(1)	364,466
3,145	EastGroup Properties, Inc. REIT	364,757
6,345	First Industrial Realty Trust, Inc. REIT	233,115
16,243	Industrial Logistics Properties Trust REIT	338,179

		1,300,517

	Office REITs - 7.7%
28,460	City Office, Inc. REIT	341,236
12,846	Corporate Office Properties Trust REIT	338,749
7,258	Highwoods Properties, Inc. REIT	299,755
16,203	Piedmont Office Realty Trust, Inc. Class A, REIT	322,926

		1,302,666

	Residential REITs - 13.9%
6,798	Apartment Investment & Management Co. Class A, REIT	340,716
3,390	Camden Property Trust REIT	353,882
3,017	Equity LifeStyle Properties, Inc. REIT	366,083
1,182	Essex Property Trust, Inc. REIT	345,061
9,398	NexPoint Residential Trust, Inc. REIT	389,077
1,592	Sun Communities, Inc. REIT	204,078
7,402	UDR, Inc. REIT	332,276

		2,331,173

	Retail REITs - 20.4%
4,996	Agree Realty Corp. REIT	319,994
19,162	Brixmor Property Group, Inc. REIT	342,617
168,085	CBL & Associates Properties, Inc. REIT(1)	174,808
2,469	Federal Realty Investment Trust REIT	317,909
10,095	Getty Realty Corp. REIT	310,522
4,909	National Retail Properties, Inc. REIT	260,226
27,321	RPT Realty REIT	330,857
4,094	Saul Centers, Inc. REIT	229,796
1,876	Simon Property Group, Inc. REIT	299,710
15,767	Tanger Factory Outlet Centers, Inc. REIT(1)	255,583
6,318	Taubman Centers, Inc. REIT	257,964
1,893	Washington Prime Group, Inc. REIT(1)	7,231
11,697	Weingarten Realty Investors REIT	320,732

		3,427,949

Hartford Multifactor REIT ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

	Specialized REITs - 19.7%
2,010	Coresite Realty Corp. REIT		$231,492
10,882	CubeSmart REIT		363,894
6,679	CyrusOne, Inc. REIT		385,512
2,970	Digital Realty Trust, Inc. REIT		349,836
4,493	EPR Properties REIT		335,133
2,073	Extra Space Storage, Inc. REIT		219,945
9,152	Gaming and Leisure Properties, Inc. REIT		356,745
14,555	Geo Group, Inc. REIT		305,801
9,378	Iron Mountain, Inc. REIT(1)		293,531
1,569	Public Storage REIT		373,689
3,933	VICI Properties, Inc. REIT(1)		86,683

			3,302,261

	Total Common Stocks (cost $16,745,917)		$16,695,389

Short-Term Investments - 1.2%
	Securities Lending Collateral - 1.1%
190,581	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (2)		190,581

	U.S. Treasury Bill - 0.1%
$ 10,000	2.09%, 09/12/2019(3)(4)		9,958

			9,958

	Total Short-Term Investments (cost $200,536)		$200,539

	Total Investments (cost $16,946,453)	100.6%	$16,895,928
	Other Assets and Liabilities	(0.6)%	(106,422)

	Total Net Assets	100.0%	$16,789,506

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Real Estate Sector (E-Mini) Future	2	09/20/2019	$89,050	$(2,353)

Total futures contracts				$(2,353)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor REIT ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Diversified REITs	$1,640,041	$1,640,041	$—	$—
Health Care REITs	1,713,263	1,713,263	—	—
Hotel & Resort REITs	1,677,519	1,677,519	—	—
Industrial REITs	1,300,517	1,300,517	—	—
Office REITs	1,302,666	1,302,666	—	—
Residential REITs	2,331,173	2,331,173	—	—
Retail REITs	3,427,949	3,427,949	—	—
Specialized REITs	3,302,261	3,302,261	—	—
Short-Term Investments	200,539	190,581	9,958	—

Total	$16,895,928	$16,885,970	$9,958	$—

Liabilities
Futures Contracts(2)	$(2,353)	$(2,353)	$—	$—

Total	$(2,353)	$(2,353)	$—	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 0.5%
47,601	Ford Motor Co.	$486,958
21,137	General Motors Co.	814,409
2,171	Thor Industries, Inc.	126,895

		1,428,262

	Banks - 4.1%
39,616	Bank of America Corp.	1,148,864
13,057	BB&T Corp.	641,490
3,167	Cullen/Frost Bankers, Inc.	296,621
38,211	Fifth Third Bancorp	1,066,087
587	First Citizens BancShares, Inc. Class A	264,308
19,386	JP Morgan Chase & Co.	2,167,355
12,961	KeyCorp.	230,058
2,294	M&T Bank Corp.	390,141
7,386	PNC Financial Services Group, Inc.	1,013,950
18,276	Popular, Inc.	991,290
16,643	SunTrust Banks, Inc.	1,046,013
26,846	TCF Financial Corp.	558,128
4,063	Umpqua Holdings Corp.	67,405
3,862	US Bancorp	202,369
25,583	Wells Fargo & Co.	1,210,588

		11,294,667

	Capital Goods - 4.4%
3,523	3M Co.	610,677
768	Boeing Co.	279,560
1,304	Caterpillar, Inc.	177,722
9,756	Cummins, Inc.	1,671,593
539	Deere & Co.	89,318
14,756	Eaton Corp. plc	1,228,880
7,331	Emerson Electric Co.	489,124
303	General Dynamics Corp.	55,091
573	Honeywell International, Inc.	100,040
4,376	Illinois Tool Works, Inc.	659,945
8,785	Ingersoll-Rand plc	1,112,796
16,365	MasTec, Inc.*(1)	843,288
9,007	MSC Industrial Direct Co., Inc. Class A	668,860
1,985	Northrop Grumman Corp.	641,373
22,928	PACCAR, Inc.	1,643,020
1,360	Parker-Hannifin Corp.	231,214
1,521	Raytheon Co.	264,471
888	Rockwell Automation, Inc.	145,481
4,408	Stanley Black & Decker, Inc.	637,441
933	United Rentals, Inc.*	123,744
1,529	United Technologies Corp.	199,076
1,744	WW Grainger, Inc.	467,793

		12,340,507

	Commercial & Professional Services - 1.2%
10,410	ManpowerGroup, Inc.	1,005,606
2,937	Republic Services, Inc.	254,462
6,345	Robert Half International, Inc.	361,728
11,770	TriNet Group, Inc.*	798,006
7,187	Waste Management, Inc.	829,164

		3,248,966

	Consumer Durables & Apparel - 0.6%
1,756	Capri Holdings Ltd.*	60,898
528	Carter’s, Inc.	51,501
3,313	Deckers Outdoor Corp.*	582,988
2,161	NIKE, Inc. Class B	181,416
830	Ralph Lauren Corp.	94,280

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

20,314	Skechers USA, Inc. Class A*	$639,688

		1,610,771

	Consumer Services - 1.5%
8,508	Carnival Corp.	396,047
515	Cracker Barrel Old Country Store, Inc.(1)	87,926
2,051	Darden Restaurants, Inc.	249,668
51,673	H&R Block, Inc.(1)	1,514,019
4,025	Las Vegas Sands Corp.	237,837
951	McDonald’s Corp.	197,485
7,774	Starbucks Corp.	651,695
7,375	Yum! Brands, Inc.	816,191

		4,150,868

	Diversified Financials - 4.0%
5,128	American Express Co.	633,000
12,955	Ameriprise Financial, Inc.	1,880,548
8,724	Berkshire Hathaway, Inc. Class B*	1,859,695
652	BlackRock, Inc.	305,983
8,200	Capital One Financial Corp.	744,068
949	Charles Schwab Corp.	38,140
4,282	CME Group, Inc.	831,179
12,993	Discover Financial Services	1,008,127
9,306	Morgan Stanley	407,696
11,738	New Residential Investment Corp. REIT(1)	180,648
49,656	Santander Consumer USA Holdings, Inc.	1,189,758
41,492	Synchrony Financial	1,438,528
5,220	T Rowe Price Group, Inc.	572,686

		11,090,056

	Energy - 6.0%
3,154	Anadarko Petroleum Corp.	222,546
11,686	Chevron Corp.	1,454,206
22,299	ConocoPhillips	1,360,239
16,034	Continental Resources, Inc.*	674,871
38,984	CVR Energy, Inc.	1,948,810
4,928	EOG Resources, Inc.	459,093
15,782	Exxon Mobil Corp.	1,209,375
28,026	HollyFrontier Corp.	1,297,043
29,864	Marathon Petroleum Corp.	1,668,800
14,609	Occidental Petroleum Corp.	734,541
34,118	PBF Energy, Inc. Class A	1,067,893
25,462	Peabody Energy Corp.	613,634
18,560	Phillips 66	1,736,103
25,718	Valero Energy Corp.	2,201,718

		16,648,872

	Food & Staples Retailing - 3.3%
1,540	Casey’s General Stores, Inc.	240,224
2,537	Costco Wholesale Corp.	670,428
83,571	Kroger Co.	1,814,326
12,110	Performance Food Group Co.*	484,763
21,347	Sysco Corp.	1,509,660
35,693	US Foods Holding Corp.*	1,276,382
25,313	Walgreens Boots Alliance, Inc.	1,383,862
16,461	Walmart, Inc.	1,818,776

		9,198,421

	Food, Beverage & Tobacco - 1.7%
8,924	Altria Group, Inc.	422,551
24,038	Archer-Daniels-Midland Co.	980,751
11,816	Flowers Foods, Inc.	274,958
2,713	General Mills, Inc.	142,487
1,065	Hershey Co.	142,742
760	Hormel Foods Corp.(1)	30,810
8,088	Kellogg Co.	433,274
4,730	PepsiCo., Inc.	620,245
4,210	Philip Morris International, Inc.	330,611

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

3,281	Pilgrim’s Pride Corp.*	$83,305
15,659	Tyson Foods, Inc. Class A	1,264,308

		4,726,042

	Health Care Equipment & Services - 10.3%
5,782	Abbott Laboratories	486,266
6,632	Amedisys, Inc.*	805,191
10,884	AmerisourceBergen Corp.	927,970
5,390	Anthem, Inc.	1,521,112
14,565	Baxter International, Inc.	1,192,874
15,020	Boston Scientific Corp.*	645,560
18,906	Cardinal Health, Inc.	890,473
45,834	Centene Corp.*	2,403,535
26,616	Cerner Corp.	1,950,953
1,808	Cigna Corp.*	284,850
32,156	CVS Health Corp.	1,752,180
315	Danaher Corp.	45,020
11,181	DaVita, Inc.*	629,043
2,919	Edwards Lifesciences Corp.*	539,256
8,504	Encompass Health Corp.	538,813
17,644	HCA Healthcare, Inc.	2,384,939
13,107	Henry Schein, Inc.*	916,179
1,403	Hill-Rom Holdings, Inc.	146,782
7,308	Humana, Inc.	1,938,812
127	IDEXX Laboratories, Inc.*	34,967
4,908	Laboratory Corp. of America Holdings*	848,593
1,222	Masimo Corp.*	181,858
17,633	MEDNAX, Inc.*	444,881
11,659	Molina Healthcare, Inc.*	1,668,869
4,781	Quest Diagnostics, Inc.	486,754
4,553	Stryker Corp.	936,006
9,029	UnitedHealth Group, Inc.	2,203,166
6,697	WellCare Health Plans, Inc.*	1,909,114

		28,714,016

	Household & Personal Products - 1.4%
4,027	Clorox Co.	616,574
408	Colgate-Palmolive Co.	29,241
8,677	Estee Lauder Cos., Inc. Class A	1,588,845
4,248	Herbalife Nutrition Ltd.*	181,645
7,414	Kimberly-Clark Corp.	988,138
5,694	Nu Skin Enterprises, Inc. Class A	280,828
1,221	Procter & Gamble Co.	133,883

		3,819,154

	Insurance - 8.8%
40,754	Aflac, Inc.	2,233,727
1,628	Alleghany Corp.*	1,108,847
16,972	Allstate Corp.	1,725,883
11,412	American Financial Group, Inc.	1,169,388
4,393	Assurant, Inc.	467,327
4,549	Axis Capital Holdings Ltd.	271,348
4,989	Chubb Ltd.	734,830
4,514	Cincinnati Financial Corp.	467,966
33,057	CNA Financial Corp.	1,555,993
3,358	Everest Re Group Ltd.	830,030
1,604	Fidelity National Financial, Inc.	64,641
6,349	First American Financial Corp.	340,941
11,730	Lincoln National Corp.	755,998
58,484	MetLife, Inc.	2,904,900
64,423	Old Republic International Corp.	1,441,787
30,587	Principal Financial Group, Inc.	1,771,599
17,046	Progressive Corp.	1,362,487
24,017	Prudential Financial, Inc.	2,425,717
6,666	Reinsurance Group of America, Inc.	1,040,096

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

11,376	Travelers Cos., Inc.	$1,700,940

		24,374,445

	Materials - 4.1%
1,420	Air Products & Chemicals, Inc.	321,445
2,835	Ball Corp.	198,422
2,104	Eastman Chemical Co.	163,754
1,002	Ecolab, Inc.	197,835
5,275	Freeport-McMoRan, Inc.	61,243
27,094	Huntsman Corp.	553,801
22,048	International Paper Co.	955,119
43,365	Louisiana-Pacific Corp.	1,137,030
26,704	LyondellBasell Industries N.V. Class A	2,300,015
24,597	Nucor Corp.	1,355,295
6,687	Packaging Corp. of America	637,405
6,724	PPG Industries, Inc.	784,758
12,018	Reliance Steel & Aluminum Co.	1,137,143
992	Sherwin-Williams Co.	454,624
11,465	Sonoco Products Co.	749,123
12,049	Steel Dynamics, Inc.	363,880
829	WestRock Co.	30,234

		11,401,126

	Media & Entertainment - 3.7%
286	Alphabet, Inc. Class A*	309,681
13,602	Altice USA, Inc. Class A*	331,209
11,084	CBS Corp. Class B	553,092
1,618	Charter Communications, Inc. Class A*	639,401
6,945	Cinemark Holdings, Inc.	250,715
20,223	Comcast Corp. Class A	855,029
8,427	DISH Network Corp. Class A*	323,681
3,748	Facebook, Inc. Class A*	723,364
6,708	Fox Corp. Class A*	245,781
1,740	IAC/InterActiveCorp.*	378,502
29,178	Interpublic Group of Cos., Inc.	659,131
1,158	Nexstar Media Group, Inc.	116,958
17,241	Omnicom Group, Inc.(1)	1,412,900
21,461	Sirius XM Holdings, Inc.(1)	119,752
2,756	Tribune Media Co., Class A	127,382
16,007	Twitter, Inc.*	558,644
21,047	Viacom, Inc. Class B	628,674
15,088	Walt Disney Co.	2,106,888

		10,340,784

	Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
23,295	AbbVie, Inc.	1,694,012
5,771	Amgen, Inc.	1,063,480
2,608	Bio-Rad Laboratories, Inc. Class A*	815,235
4,873	Biogen, Inc.*	1,139,649
12,078	Bristol-Myers Squibb Co.	547,737
884	Celgene Corp.*	81,717
2,006	Charles River Laboratories International, Inc.*	284,651
8,242	Eli Lilly & Co.	913,131
14,599	Gilead Sciences, Inc.	986,308
753	Illumina, Inc.*	277,217
5,951	IQVIA Holdings, Inc.*	957,516
4,511	Johnson & Johnson	628,292
17,769	Merck & Co., Inc.	1,489,931
3,293	Mylan N.V.*	62,699
50,731	Pfizer, Inc.	2,197,667
745	Regeneron Pharmaceuticals, Inc.*	233,185
12,498	United Therapeutics Corp.*	975,594
6,528	Zoetis, Inc.	740,863

		15,088,884

	Real Estate - 1.7%
12,534	CBRE Group, Inc. Class A*	642,994

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

1,153	Crown Castle International Corp. REIT	$150,294
2,160	Hospitality Properties Trust REIT	54,000
5,451	Host Hotels & Resorts, Inc. REIT	99,317
7,383	Iron Mountain, Inc. REIT(1)	231,088
1,562	Lamar Advertising Co., Class A, REIT	126,069
55,428	Medical Properties Trust, Inc. REIT	966,664
27,224	Park Hotels & Resorts, Inc. REIT	750,294
193	Public Storage REIT	45,967
3,170	Sabra Healthcare, Inc. REIT	62,417
2,978	Senior Housing Properties Trust REIT	24,628
8,675	Ventas, Inc. REIT	592,936
5,278	Weingarten Realty Investors REIT	144,723
6,044	Welltower, Inc. REIT	492,767
12,093	Weyerhaeuser Co., REIT	318,530

		4,702,688

	Retailing - 7.6%
40,816	American Eagle Outfitters, Inc.	689,790
1,516	AutoZone, Inc.*	1,666,797
16,639	Best Buy Co., Inc.	1,160,237
3,364	Burlington Stores, Inc.*	572,385
10,874	Dollar General Corp.	1,469,730
10,815	Dollar Tree, Inc.*	1,161,423
15,218	Foot Locker, Inc.	637,939
49,948	Gap, Inc.(1)	897,566
1,203	Genuine Parts Co.	124,607
4,752	Home Depot, Inc.	988,273
24,485	Kohl’s Corp.	1,164,262
25,285	L Brands, Inc.	659,939
9,119	Lowe’s Cos., Inc.	920,198
75,588	Macy’s, Inc.	1,622,118
23,742	Nordstrom, Inc.(1)	756,420
2,180	O’Reilly Automotive, Inc.*	805,118
8,436	Ross Stores, Inc.	836,176
23,455	Target Corp.	2,031,438
18,457	TJX Cos., Inc.	976,006
1,014	Ulta Salon Cosmetics & Fragrance, Inc.*	351,746
29,678	Urban Outfitters, Inc.*	675,174
15,443	Williams-Sonoma, Inc.(1)	1,003,795

		21,171,137

	Semiconductors & Semiconductor Equipment - 5.4%
20,946	Advanced Micro Devices, Inc.*(1)	636,130
4,014	Analog Devices, Inc.	453,060
35,142	Applied Materials, Inc.	1,578,227
6,098	Broadcom, Inc.	1,755,370
46,093	Intel Corp.	2,206,472
4,939	KLA-Tencor Corp.	583,790
9,212	Lam Research Corp.	1,730,382
72,102	Micron Technology, Inc.*	2,782,416
1,681	MKS Instruments, Inc.	130,933
50,926	ON Semiconductor Corp.*	1,029,214
3,369	Skyworks Solutions, Inc.	260,323
16,127	Texas Instruments, Inc.	1,850,735
653	Xilinx, Inc.	77,002

		15,074,054

	Software & Services - 5.1%
3,759	Accenture plc Class A	694,550
711	Automatic Data Processing, Inc.	117,550
14,556	Booz Allen Hamilton Holding Corp.	963,753
6,497	CACI International, Inc. Class A*	1,329,221
10,531	Cognizant Technology Solutions Corp. Class A	667,560
8,558	DXC Technology Co.	471,974
7,740	First Data Corp. Class A*	209,522
4,209	Fiserv, Inc.*(1)	383,693
12,607	International Business Machines Corp.	1,738,505

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

3,189	Intuit, Inc.	$833,381
1,928	j2 Global, Inc.(1)	171,380
9,578	MAXIMUS, Inc.	694,788
8,981	Microsoft Corp.	1,203,095
7,487	Paychex, Inc.	616,105
812	Red Hat, Inc.*	152,461
1,145	VeriSign, Inc.*	239,488
22,318	VMware, Inc. Class A	3,731,793

		14,218,819

	Technology Hardware & Equipment - 7.8%
730	Amphenol Corp. Class A	70,036
8,786	Apple, Inc.	1,738,925
18,744	Arrow Electronics, Inc.*	1,335,885
8,447	CDW Corp.	937,617
54,293	Ciena Corp.*	2,233,071
22,616	Cisco Systems, Inc.	1,237,774
2,315	F5 Networks, Inc.*	337,133
23,166	Flex Ltd.*	221,699
119,424	Hewlett Packard Enterprise Co.	1,785,389
172,572	HP, Inc.	3,587,772
9,499	Jabil, Inc.	300,168
42,243	Juniper Networks, Inc.	1,124,931
10,771	Lumentum Holdings, Inc.*	575,279
3,464	Motorola Solutions, Inc.	577,553
2,101	NCR Corp.*	65,341
4,980	NetApp, Inc.	307,266
46,688	Seagate Technology plc	2,199,939
2,792	SYNNEX Corp.	274,733
15,216	TE Connectivity Ltd.	1,457,388
4,929	Tech Data Corp.*	515,573
981	Ubiquiti Networks, Inc.(1)	129,002
8,621	Western Digital Corp.	409,929
1,552	Zebra Technologies Corp. Class A*	325,128

		21,747,531

	Telecommunication Services - 4.5%
57,443	AT&T, Inc.	1,924,915
116,783	CenturyLink, Inc.	1,373,368
491,802	Sprint Corp.*	3,231,139
22,826	T-Mobile US, Inc.*	1,692,320
50,550	Telephone & Data Systems, Inc.	1,536,720
48,487	Verizon Communications, Inc.	2,770,062

		12,528,524

	Transportation - 4.0%
3,805	Alaska Air Group, Inc.	243,177
1,680	CH Robinson Worldwide, Inc.	141,708
574	CSX Corp.	44,410
35,525	Delta Air Lines, Inc.	2,016,044
4,216	FedEx Corp.	692,225
59,318	JetBlue Airways Corp.*	1,096,790
1,759	Norfolk Southern Corp.	350,621
3,670	Ryder System, Inc.	213,961
26,309	Southwest Airlines Co.	1,335,971
16,689	Spirit Airlines, Inc.*	796,566
3,460	Union Pacific Corp.	585,121
34,107	United Continental Holdings, Inc.*	2,986,068
6,289	United Parcel Service, Inc. Class B	649,465

		11,152,127

	Utilities - 2.8%
7,130	American Electric Power Co., Inc.	627,511
10,492	CenterPoint Energy, Inc.	300,386
9,065	Consolidated Edison, Inc.	794,819
6,275	DTE Energy Co.	802,447
1,659	Duke Energy Corp.	146,390

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2019 (Unaudited)

9,486	Edison International		$	639,451
1,414	Eversource Energy			107,125
29,334	Exelon Corp.			1,406,272
2,583	NextEra Energy, Inc.			529,153
12,946	PPL Corp.			401,456
16,290	Public Service Enterprise Group, Inc.			958,178
1,689	Southern Co.			93,368
2,807	WEC Energy Group, Inc.			234,020
13,245	Xcel Energy, Inc.			787,945

				7,828,521

	Total Common Stocks (cost $269,704,680)		$	277,899,242

Short-Term Investments - 0.0%
	Securities Lending Collateral - 0.0%
71,268	State Street Navigator Securities Lending Government Money Market Portfolio, 2.33% (2)			71,268

	U.S. Treasury Bill - 0.0%
$45,000	2.27%, 09/12/2019(3)(4)			44,812

	Total Short-Term Investments (cost $116,060)		$	116,080

	Total Investments (cost $269,820,740)	99.9%	$	278,015,322
	Other Assets and Liabilities	0.1%		275,173

	Total Net Assets	100.0%	$	278,290,495

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
(3)	The rate shown represents current yield to maturity.
(4)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	2	09/20/2019	$294,420	$4,764

Total futures contracts				$4,764

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,428,262	$1,428,262	$—	$—
Banks	11,294,667	11,294,667	—	—
Capital Goods	12,340,507	12,340,507	—	—
Commercial & Professional Services	3,248,966	3,248,966	—	—
Consumer Durables & Apparel	1,610,771	1,610,771	—	—
Consumer Services	4,150,868	4,150,868	—	—
Diversified Financials	11,090,056	11,090,056	—	—
Energy	16,648,872	16,648,872	—	—
Food & Staples Retailing	9,198,421	9,198,421	—	—
Food, Beverage & Tobacco	4,726,042	4,726,042	—	—
Health Care Equipment & Services	28,714,016	28,714,016	—	—
Household & Personal Products	3,819,154	3,819,154	—	—
Insurance	24,374,445	24,374,445	—	—
Materials	11,401,126	11,401,126	—	—
Media & Entertainment	10,340,784	10,340,784	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,088,884	15,088,884	—	—
Real Estate	4,702,688	4,702,688	—	—
Retailing	21,171,137	21,171,137	—	—
Semiconductors & Semiconductor Equipment	15,074,054	15,074,054	—	—
Software & Services	14,218,819	14,218,819	—	—
Technology Hardware & Equipment	21,747,531	21,747,531	—	—
Telecommunication Services	12,528,524	12,528,524	—	—
Transportation	11,152,127	11,152,127	—	—
Utilities	7,828,521	7,828,521	—	—
Short-Term Investments	116,080	71,268	44,812	—
Futures Contracts(2)	4,764	4,764	—	—

Total	$278,020,086	$277,975,274	$44,812	$—

(1) For the period ended June 30, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

MULTIFACTOR ETFs

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2019 (Unaudited)

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At June 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)
Multifactor Developed Markets (ex-US) ETF	$ 68,999,739	$ 30,588,867	$ 42,059,442
Multifactor Emerging Markets ETF	764,925	108,804	677,856
Multifactor Global Small Cap ETF	2,044,630	442,087	1,681,329
Multifactor Low Volatility International Equity ETF	167,475	34,284	140,545
Multifactor Low Volatility US Equity ETF	286,125	10,457	282,404
Multifactor REIT ETF	941,094	190,580	799,831
Multifactor US Equity ETF	6,131,343	71,268	6,203,461

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.

3. Secured Borrowings:

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements.

Multifactor Developed Markets (ex-US) ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$30,588,867	$—	$—	$—	$30,588,867

Total Borrowings	$30,588,867	$—	$—	$—	$30,588,867

Gross amount of recognized liabilities for securities lending transactions					$30,588,867

Multifactor Emerging Markets ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$108,804	$—	$—	$—	$108,804

Total Borrowings	$108,804	$—	$—	$—	$108,804

Gross amount of recognized liabilities for securities lending transactions					$108,804

Multifactor Global Small Cap ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$442,087	$—	$—	$—	$442,087

Total Borrowings	$442,087	$—	$—	$—	$442,087

Gross amount of recognized liabilities for securities lending transactions					$442,087

Multifactor Low Volatility International Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$34,284	$—	$—	$—	$34,284

Total Borrowings	$34,284	$—	$—	$—	$34,284

Gross amount of recognized liabilities for securities lending transactions					$34,284

Multifactor Low Volatility US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,457	$—	$—	$—	$10,457

Total Borrowings	$10,457	$—	$—	$—	$10,457

Gross amount of recognized liabilities for securities lending transactions					$10,457

Multifactor REIT ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$190,581	$—	$—	$—	$190,581

Total Borrowings	$190,581	$—	$—	$—	$190,581

Gross amount of recognized liabilities for securities lending transactions					$190,581

Multifactor US Equity ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$71,268	$—	$—	$—	$71,268

Total Borrowings	$71,268	$—	$—	$—	$71,268

Gross amount of recognized liabilities for securities lending transactions					$71,268

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.